REGISTRATION NOS: 33-81626
                                                                        811-8628

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 16

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 26

                                   ----------

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                                  One Cityplace
                             Hartford, CT 06103-3415
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (860) 308-1000

                                Ernest J. Wright
                         Citicorp Life Insurance Company
                                  One Cityplace
                             Hartford, CT 06103-3415
               (Name and Address of Agent for Service of Process)

                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[   ]    immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]    on May 2, 2005 pursuant to paragraph (b) of Rule 485

[   ]    60 days after filing pursuant to paragraph (a) of Rule 485

[   ]    on ___________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[   ]    this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                       FLEXIBLE PREMIUM DEFERRED VARIABLE
                                ANNUITY CONTRACT
                                    issued by

                         CITICORP LIFE INSURANCE COMPANY

                                   PROSPECTUS

This Prospectus describes the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("We," "us," "our" or "CLIC").

The Contract has 22 investment choices: a Fixed Account and 21 Subaccounts, which are divisions of the Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These 21 Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI's table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 or write us at One Cityplace, Hartford, CT 06103-3415.

VARIABLE ANNUITY CONTRACTS ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

AIM VARIABLE INSURANCE FUNDS                                  TRAVELERS SERIES FUND INC.
   AIM V.I. Capital Appreciation Fund -- Series I Shares          Smith Barney Aggressive Growth Portfolio
   AIM V.I. Core Equity Fund -- Series I Shares                VARIABLE ANNUITY PORTFOLIOS
   AIM V.I. Government Securities Fund -- Series I Shares         Smith Barney Small Cap Growth Opportunities Portfolio
   AIM V.I. Growth Fund -- Series I Shares                     VARIABLE INSURANCE PRODUCTS FUND
   AIM V.I. International Growth Fund -- Series I Shares          Contrafund(R) Portfolio -- Initial Class
   AIM V.I. Premier Equity Fund -- Series I Shares                Equity-Income Portfolio -- Initial Class
GREENWICH STREET SERIES FUND                                     Growth Portfolio -- Initial Class
   Appreciation Portfolio                                        High Income Portfolio -- Initial Class
MFS VARIABLE INSURANCE TRUST                                     Index 500 Portfolio -- Initial Class
   MFS(R) Emerging Growth Series                                   Overseas Portfolio -- Initial Class
   MFS(R) Money Market Series
   MFS(R) Research Bond Series(1)
   MFS(R) Research Series
   MFS(R) Strategic Income Series
   MFS(R) Total Return Series

--------------
(1)   Formerly MFS(R) Bond Series


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Index of Special Terms..................................   2       Qualified Annuity Contracts............................18
Summary.................................................   3         Taxation of Qualified Annuity Contracts..............19
Fee Tables..............................................   6         Mandatory Distributions for Qualified Plans..........19
Examples................................................  10       Nonqualified Annuity Contracts.........................19
Section 1: The Annuity Contract.........................  10         Diversification Requirements for Variable
Section 2: Annuity Payments (The Income Phase)..........  11           Annuities..........................................20
   Variable Annuity Income Payments.....................  11         Ownership of the Investments.........................20
   Fixed Annuity Income Payments........................  11         Taxation of Death Benefit Proceeds...................20
   Annuity Income Options...............................  11       Other Tax Considerations...............................21
Section 3: Purchase.....................................  12         Treatment of Charges for Optional Death
   Purchase Payments....................................  12           Benefits...........................................19
   Allocation of Purchase Payments......................  12         Penalty Tax for Premature Distribution...............21
   Free Look Period.....................................  12         Puerto Rico Tax Considerations.......................21
   Accumulation Units...................................  13         Non-Resident Aliens..................................21
Section 4: Investment Options...........................  13    Section 7: Access to Your Money...........................21
   Transfers During the Accumulation Phase .............  15       Systematic Withdrawal Program......................... 22
   Transfers During the Income Phase ...................  15    Section 8: Death Benefits................................ 22
   Transfer Requests....................................  15       Upon Your Death....................................... 22
   Dollar Cost Averaging Program........................  16       Death of the Annuitant................................ 22
   Voting Rights........................................  16       Beneficiary Contract Continuance...................... 23
   Substitution.........................................  16    Section 9: Other Information............................. 23
Section 5: Charges And Deductions.......................  16       Citicorp Life Insurance Company....................... 23
   Insurance Charges....................................  16       The Separate Account.................................. 23
   Annual Contract Fee..................................  17       Distribution of Variable Annuity Contracts............ 24
   Surrender Charges....................................  17       Ownership............................................. 25
   Surrender Processing Fee.............................  17       Beneficiary........................................... 25
   Premium Taxes........................................  18       Suspension of Payment or Transfers.................... 25
   Transfer Processing Fee..............................  18       Modifications......................................... 26
   Investment Portfolio Expenses........................  18       Restrictions on Financial Transactions................ 26
Section 6: Taxes......................................... 18       Legal Proceedings..................................... 26
   General Taxation of Annuities..........................18       Financial Statements.................................. 26
   Types of Contracts: Qualified and Nonqualified.........18       Inquiries............................................. 26
                                                                Statement of Additional Information Table of Contents.... 27
                                                                Appendix: Condensed Financial Information................A-1



                             INDEX OF SPECIAL TERMS
We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase......................................   8   Fixed Account...........................................    3
Accumulation Unit.......................................  12   Income Phase............................................    9
Annuitant...............................................   3   Investment Portfolios...................................   11
Annuity Income Date.....................................   9   Joint Owner.............................................    8
Annuity Income Options..................................   9   Non-Qualified Contract..................................   17
Annuity Income Payments.................................   9   Owner...................................................   22
Annuity Unit............................................  11   Purchase Payment........................................   10
Beneficiary.............................................  22   Qualified Contract......................................   16
Business Day............................................  10   Separate Account........................................   21
Contract Value..........................................   8   Subaccount..............................................    3
Contract Year...........................................  13   Tax Deferral............................................    8

                                     SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS THAT DISCUSS THE TOPICS IN GREATER DETAIL.

1. THE ANNUITY CONTRACT: The variable annuity offered by Citicorp Life Insurance Company ("We," "Our" and "Us") is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 21 different Subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new Purchase Payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us.

Money directed to any of the 21 Subaccounts is, in turn invested exclusively in a single Investment Portfolio. The Investment Portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in the Investment Portfolios will fluctuate daily based on the portfolio's investment performance. Investments in the Investment Portfolios are NOT guaranteed and may increase or decrease. You could lose all of your money.

You can put money into the Fixed Account and any or all of the Investment Portfolios by investing in the corresponding Subaccount. You can transfer your money between the Fixed Account and/or the Subaccounts, subject to certain limitations which are explained elsewhere in this prospectus. See "Transfers during the Accumulation Phase."

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular payments from the Contract to you or some other person you name (the "Annuitant"). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several Annuity Income Options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the Subaccounts or both. If you choose to have any part of the payments come from the Subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding Investment Portfolios.

3. PURCHASE: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRAs and Roth IRAs), we require only $2,000. The Contract is also available for use in connection with beneficiary-directed transfers of death proceeds from another contract. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts). No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds.

4. INVESTMENT OPTIONS: You may put your money in any or all of the available Investment Portfolios by directing it into the corresponding Subaccount. The Investment Portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

You may also invest in the Fixed Account.

5. CHARGES AND DEDUCTIONS:

FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1, 1999: The Contract has insurance features and investment features and there are costs related to each. Each year, during the Accumulation Phase, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 0.99% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999: The Contract has insurance features and investment features and there are costs related to each. Each year during the Accumulation Phase, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional Purchase Payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 1.40% of the average daily value of your Contract allocated to the Subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any Purchase Payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the Purchase Payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-5%, depending upon the state in which you live.

In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year (not in CT).

There are also investment charges, which range from 0.34% to 1.15% of the average daily value of the Investment Portfolio, depending on the portfolios in which your Contract is invested.

We also reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year.

For information concerning the compensation we pay for the sale of Contracts, see "Distribution."

6. TAXES: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. ACCESS TO YOUR MONEY: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total Purchase Payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the Purchase Payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each Purchase Payment you add to your Contract has its own 5-year Surrender Charge period.

8. DEATH BENEFITS: If you die before the Income Phase begins, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you've put into the Contract less any Purchase Payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you've added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

9. OTHER INFORMATION:

FREE LOOK: If you cancel the Contract within 10 days after receiving it (or longer period if required in your state), we will refund the value of your Contract on the day we receive your request without assessing a Surrender Charge. This may be more or less than your Purchase Payment. If we're required by law to return your original payment, we will refund that amount (less any amounts you have previously taken).

NO PROBATE: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

DOLLAR COST AVERAGING PROGRAM: An optional Dollar Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the Subaccount investing in the Money Market Portfolio or the

Fixed Account to any other Subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline.

SYSTEMATIC WITHDRAWALS: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes on the money you receive.

WAIVER OF SURRENDER CHARGES: We automatically include in your Contract at no additional cost, an endorsement which permits you to withdraw money from your Contract without a Surrender Charge if you need it while you are confined in a nursing home or other long term care facility or have a terminal illness. Certain restrictions apply and current laws require slight variations in some states.

                                   FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE................................................7%(1)
       (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

       TRANSFER CHARGE.................................................$25(2)
       (ASSESSED ON TRANSFERS THAT EXCEED 18 PER YEAR)

       SURRENDER PROCESSING FEE........................................None(3)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE............................$30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

               YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
          --------------------------------------------- -----------------------
           GREATER THAN OR EQUAL TO    BUT LESS THAN
                   0 years                1 years                 7%
                   1 years                2 years                 6%
                   2 years                3 years                 5%
                   3 years                4 years                 4%
                   4 years                5 years                 3%
                   5+ years                                       0%

(2) We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Section 5: Charges and Deductions."

(3) We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Section 5: Charges and Deductions."

(4) We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which Purchase Payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial Purchase Payment, are paid.

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1, 1999)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

       Mortality and Expense Risk Charge.............    0.84%
       Administrative Expense Charge.................    0.15%
                                                       -------
            Total Separate Account Expenses..........    0.99%

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999)
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.

 Mortality and Expense Risk Charge......................................   1.25%
 Administrative Expense Charge..........................................   0.15%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES..................................   1.40%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4857.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                       MAXIMUM
                                                              ----------------------------   ---------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)                   0.10%                         1.66%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                              DISTRIBUTION                              CONTRACTUAL FEE          NET TOTAL
                                                 AND/OR                   TOTAL ANNUAL      WAIVER                ANNUAL
                                MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                   FEE            FEES         EXPENSES     EXPENSES     REIMBURSEMENT           EXPENSES
---------------                 ----------   ---------------   --------   ------------  ---------------          ---------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund --
     Series I Shares........      0.61%             --           0.30%        0.91%            --                  0.91%(1)
   AIM V.I. Core Equity
     Fund -- Series I Shares      0.61%             --           0.30%        0.91%            --                  0.91%(1)
   AIM V.I. Government
     Securities Fund --
     Series I Shares........      0.47%             --           0.40%        0.87%            --                  0.87%(2)
   AIM V.I. Growth Fund --
     Series I Shares........      0.63%             --           0.28%        0.91%            --                  0.91%(1)
   AIM V.I. International
     Growth Fund -- Series I
     Shares.................      0.74%             --           0.40%        1.14%            --                  1.14%(1)
   AIM V.I. Premier Equity
     Fund -- Series I Shares      0.61%             --           0.30%        0.91%            --                  0.91%(1)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio...      0.73%             --           0.02%        0.75%            --                  0.75%(3)
MFS VARIABLE INSURANCE TRUST
   MFS(R) Emerging GrowtH
     Series.................      0.75%             --           0.12%        0.87%            --                  0.87%(4)
   MFS(R) Money Market Series     0.50%             --           1.16%        1.66%          1.06%                 0.60%(5)
   MFS(R) Research Bond Series    0.60%             --           0.39%        0.99%          0.29%                 0.70%(5)
   MFS(R) Research Series...      0.75%             --           0.13%        0.88%            --                  0.88%(4)
   MFS(R) Strategic Income
     Series.................      0.75%             --           0.33%        1.08%          0.18%                 0.90%(5)
   MFS(R) Total Return Series     0.75%             --           0.08%        0.83%            --                  0.83%(4)

                                              DISTRIBUTION                              CONTRACTUAL FEE          NET TOTAL
                                                 AND/OR                   TOTAL ANNUAL      WAIVER                ANNUAL
                                MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                   FEE            FEES         EXPENSES     EXPENSES     REIMBURSEMENT           EXPENSES
---------------                 ----------   ---------------   --------   ------------  ---------------          ---------
TRAVELERS SERIES FUND INC.
   Smith Barney Aggressive
     Growth Portfolio.......      0.80%             --           0.02%        0.82%            --                  0.82%(6)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio..............      0.75%             --           0.35%        1.10%            --                     --(12)
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --
     Initial Class..........      0.57%             --           0.11%        0.68%            --                     --(7),(12)
   Equity-Income Portfolio
     -- Initial Class.......      0.47%             --           0.11%        0.58%            --                     --(8),(12)
   Growth Portfolio --
     Initial Class..........      0.58%             --           0.10%        0.68%            --                     --(9),(12)
   High Income Portfolio --
     Initial Class..........      0.58%             --           0.13%        0.71%            --                  0.71%
   Index 500 Portfolio --
     Initial Class..........      0.10%             --             --         0.10%            --                  0.10%(10)
   Overseas Portfolio --
     Initial Class..........      0.72%             --           0.19%        0.91%            --                     --(11),(12)

--------------

NOTES
 (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales;
       (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

 (2) Other Expenses includes interest expense of 0.09%. Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

 (3) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints:
       0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

 (4) The series has an expense offset arrangement that reduces its custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Other Expenses" would equal 0.86% for Emerging Growth Series, 0.87% for Research Series and 0.82% for Total Return Series.

 (5) The series has an expense offset arrangement that reduces its custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Additionally, MFS has contractually agreed, subject to reimbursement, to bear the series expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.20% annually for Research Bond Series, 0.10% for Money Market Series and 0.15% for Strategic Income Series. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this arrangement.

 (6) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

 (7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.66%. These offsets may be discontinued at any time.

 (8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.57%. These offsets may be discontinued at any time.

 (9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65%. These offsets may be discontinued at any time.

 (10) Effective March 1, 2005, the terms of the fund's expense limit were changed to make it more permanent. Under the new arrangement, management fees for the fund have been reduced to 0.10%, and fund expenses are limited to 0.10% (these limits do not apply to interest, taxes, securities lending fees, brokerage commissions or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on the fund manager's part. The expense limit does not, however, apply to new funds or classes that may be created in the future.

 (11) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.87%. These offsets may be discontinued at any time.

 (12) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                  VOLUNTARY FEE
                                                                                  WAIVER AND/OR
                                                                                     EXPENSE               NET TOTAL ANNUAL
       FUNDING OPTION                                                             REIMBURSEMENT           OPERATING EXPENSES
       --------------                                                           -------------------      ----------------------
       Smith Barney Small Cap Growth Opportunities Portfolio...............            0.20%                      0.90%
       Contrafund(R) Portfolio -- Initial Class............................            0.02%                      0.66%
       Equity-Income Portfolio -- Initial Class............................            0.01%                      0.57%
       Growth Portfolio -- Initial Class...................................            0.03%                      0.65%
       Overseas Portfolio -- Initial Class.................................            0.04%                      0.87%

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                          IF CONTRACT IS SURRENDERED AT THE END OF      IF CONTRACT IS NOT SURRENDERED OR
                                                        PERIOD SHOWN:                 ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ------------------------------------------ ------------------------------------------
FUNDING OPTION                             1 YEAR     3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                            --------   ---------  --------- ---------- --------  ---------  ---------  ----------
Underlying Fund with Maximum Total
Annual Operating Expenses                  1009        1446        1908       3378      309        946       1608        3378
Underlying Fund with Minimum Total
Annual Operating Expenses                   853         976        1121       1796      153        476        821        1796

SECTION 1: THE ANNUITY CONTRACT

An annuity is a contract between the Owner ("you"), and an insurance company (in this case, Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the "Annuitant"), in the form of Annuity Income Payments, beginning on a date that's at least 30 days in the future. Until the date Annuity Income Payments begin, the Contract is in the Accumulation Phase. Once Annuity Income Payments begin, the Contract is in the Income Phase. Your earnings under the Contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your Contract aren't taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different Subaccounts, each of which invests exclusively in a single Investment Portfolio. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the Investment Portfolio(s) in which your money is invested. Depending on market conditions, any of these portfolios can make or lose money. Each Subaccount is a division of the Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest Purchase Payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each Purchase Payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account. You bear the risk that the interest rate will not rise above 3%.

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different Investment Portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else ("Joint Owner"). You may name or change the person who will receive the Annuity Income Payments. Your rights under the Contract end when

Annuity Income Payments begin, unless you are also the person receiving these payments (the "Annuitant"). More information about your rights under the Contract is included in "Section 10: Other Information."

This prospectus describes our basic Contract. There may be differences in the features, benefits, and charges, in your Contract because of the state requirements where we issued your Contract. Please review your Contract for a description of the differences.

SECTION 2: ANNUITY PAYMENTS (THE INCOME PHASE)

Under the Contract, you can choose the month and year in which Annuity Income Payments begin. That date is called the Annuity Income Date. You can also choose the frequency of Annuity Income Payments and the plan on which those payments are based. We call these Annuity Income Options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don't choose an Annuity Income Date, Annuity Income Payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, Annuity Income Payments must begin by the first day of the month following the Annuitant's 85th birthday or 10 years from the date the Contract was issued, whichever is later. Certain plans that qualify for special tax considerations may require an earlier Annuity Income Date. (See "Section 6: Taxes")

If you don't choose an annuity income option by the time Annuity Income Payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the Subaccounts, or a combination of both. If you don't tell us otherwise, Annuity Income Payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the Subaccounts on the Annuity Income Date.

VARIABLE ANNUITY INCOME PAYMENTS: If you choose to have any portion of your Annuity Income Payments come from the Subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the Subaccounts on and after the Annuity Income Date; (2) the 3.0% assumed investment rate used in the Contract's annuity tables; (3) the performance of the Investment Portfolios in which the Subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the Subaccounts you have chosen exceeds the 3.0% annual assumed rate, your Annuity Income Payments will increase. Similarly, if the combined total return of the Subaccounts chosen is less than the 3.0% annual assumed rate, your Annuity Income Payments will decrease. For detailed information on how variable Annuity Income Payments are determined, see the SAI.

FIXED ANNUITY INCOME PAYMENTS: If you choose to have any portion of your Annuity Income Payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and (3) the annuity income option you choose.

ANNUITY INCOME OPTIONS: You may select one of the following standard Annuity Income Options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After Annuity Income Payments begin, you cannot change the annuity income option.

Option 1 -- Income For A Fixed Period. Under this option, we will make Annuity Income Payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made Annuity Income Payments for less than the selected period, we will continue to make Annuity Income Payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for Annuity Income Payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

Option 2 -- Life Annuity. Under this option, we will make an Annuity Income Payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Income Payments.

Option 3 -- Life Annuity with Period Certain. Under this option, we will make an Annuity Income Payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made Annuity Income Payments for less than the selected guaranteed period, we will continue to make Annuity Income Payments for the rest of the guaranteed period to any person named by the Annuitant.

Option 4 -- Joint and Survivor Annuity. Under this option, we will make Annuity Income Payments each month as long as the Annuitant and a second person are both alive. When either of these persons dies, we will continue to make Annuity Income Payments to the survivor. When the survivor dies, we stop making Annuity Income Payments.

Note Carefully: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity Income Payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your Annuity Income Payment in a single lump sum. If your Annuity Income Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Income Payments are at least $50. (In TX, we have the right to pay the annuity benefit in one lump sum only if the initial annuity payment under the option elected is less than $20.)

SECTION 3: PURCHASE

The Contract may be purchased by anyone age 90 or younger.

PURCHASE PAYMENTS: A Purchase Payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional Purchase Payments at any time (except for Contracts purchased with a beneficiary-directed transfer of death benefit proceeds), and you may arrange for Purchase Payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total Purchase Payments in any Contract Year exceed $1,000,000.

ALLOCATION OF PURCHASE PAYMENTS: When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Subaccounts as you have directed us, for investment in the corresponding Investment Portfolios. If you make additional Purchase Payments, we will allocate them the same way as your first Purchase Payment unless you tell us otherwise. You may direct individual Purchase Payments to one or more Subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each Purchase Payment must result in a minimum allocation of $100 to each selected Investment Portfolio and/or the Fixed Account.

You should periodically review your Purchase Payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial Purchase Payment, and all necessary information, we will allocate your Purchase Payment and issue your Contract within 2 Business Days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 Business Days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional Purchase Payments, we will credit those amounts to your contract within one Business Day after receipt at the price next determined after we receive the payment. A Business Day is any day when both the New York Stock Exchange and us are open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

FREE LOOK PERIOD: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other longer period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract on the day we receive your request. In some jurisdictions, we may be required to return the Contract Value plus any fees and charges deducted. These amounts may be more or less than the aggregate amount of Purchase Payments made up to that time. In other states or if you have purchased your Contract as an IRA, we may be required to give you back your full Purchase Payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial Purchase Payment allocated to a Subaccount into the Money Market Subaccount until the end of the cancellation period described above. At the end of that period, we will reallocate your initial Purchase Payment according to your allocation directions. Currently, however, all Purchase Payments are allocated directly to the Subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

ACCUMULATION UNITS: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract's Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a Subaccount. When you make a Purchase Payment, or transfer money, into a Subaccount, we credit that Subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the Purchase Payment or transfer allocated to the Subaccount by the value of an Accumulation Unit for that Subaccount next determined as of the end of that Business Day. If you make a withdrawal or transfer out of a Subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the Subaccount in a similar manner.

At the close of each Business Day, we determine the value of an Accumulation Unit for each Subaccount. We do this by:

       (1) determining the total value of the Subaccount's investment in the corresponding Investment Portfolio, using the portfolio's net asset value calculated at the end of that day;

       (2)   subtracting from that amount any insurance charges (see "Section 5:
             Charges and Deductions;" and

       (3) dividing this amount by the number of outstanding Accumulation Units in that Subaccount.

Example: On Monday we receive an additional Purchase Payment of $5,000 from you. You have told us you want the entire amount to be allocated to Subaccount "x" (any Subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that Subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in Subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the Investment Portfolio invested in by that Subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

SECTION 4: INVESTMENT OPTIONS

In addition to the Fixed Account, 21 Subaccounts, each investing exclusively in a single Investment Portfolio, are available under the Contract. Additional Subaccounts, each investing exclusively in an additional Investment Portfolio may be made available in the future. Each Investment Portfolio is available under a fund that is registered with the SEC as an open end, management investment company of the series type, having one or more Investment Portfolios. Shares of the Investment Portfolios are sold only to insurance company separate accounts and qualified plans. Each Investment Portfolio has a specific investment objective that may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

The Investment Portfolios offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Investment Portfolio or an affiliate of the Investment Portfolio will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Investment Portfolios based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Investment Portfolio is reviewed periodically after having been selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments to an Investment Portfolio if the Company determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant contract owner assets.

In addition, if any of the Investment Portfolios become unavailable for allocating Purchase Payments, or if we believe that further investment in an Investment Portfolio is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the Subaccounts under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolios may be as much as 0.65% of the average net assets of an Investment Portfolio attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Investment Portfolio out its assets as part of its Total Annual Operating Expenses.

There is no assurance that an Investment Portfolio will achieve its stated objective. The 21 Investment Portfolios available under the contract are listed below.

YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

SMITH BARNEY FUND MANAGEMENT LLC SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       Greenwich Street Series Fund Appreciation Portfolio

       Smith Barney Aggressive Growth Portfolio

CITI FUND MANAGEMENT INC. SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIO:

       Smith Barney Small Cap Growth Opportunities Portfolio

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       Growth Portfolio -- Initial Class (Growth)

       High Income Portfolio -- Initial Class (High Yield Bond)

       Equity-Income Portfolio -- Initial Class (Growth & Income)

       Overseas Portfolio -- Initial Class (International Stock)

       Contrafund Portfolio -- Initial Class (Growth)

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER AND GOEDE CAPITAL MANAGEMENT SERVES AS THE SUBADVISER FOR THE FOLLOWING INVESTMENT
PORTFOLIO:

       Index 500 Portfolio -- Initial Class (Growth & Income)

A I M ADVISERS, INC. SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       AIM V.I. Capital Appreciation Fund -- Series I (Aggressive Growth)

       AIM V.I. Government Securities Fund -- Series I (Government Bond)

       AIM V.I. Growth Fund -- Series I (Growth)

       AIM V.I. Core Equity Fund -- Series I (Growth & Income)

       AIM V.I. International Equity Fund -- Series I (International Stock)

       AIM V.I. Premier Equity Fund -- Series I (Growth)

MASSACHUSETTS FINANCIAL SERVICES SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       MFS Strategic Income Series (Income & Capital Appreciation)

       MFS Money Market Series (Money Market)

       MFS Research Bond Series (Corporate Bond)

       MFS Total Return Series (Balanced)

       MFS Research Series (Growth)

       MFS Emerging Growth Series (Aggressive Growth)

The value of the Contract will increase or decrease depending upon the investment performance of the Investment Portfolio(s) in which the Subaccounts you chose are invested. For more information on the performance of Investment Portfolios under the Contract, see their prospectuses. Past performance is not a guarantee of future results.

TRANSFERS DURING THE ACCUMULATION PHASE: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any Subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

       (1) If the value remaining in the Fixed Account or a Subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

       (2) We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

TRANSFERS DURING THE INCOME PHASE: During the Income Phase, the Annuitant may transfer values among Subaccounts once every three months. Transfers from the Fixed Account to a Subaccount or from any Subaccount to the Fixed Account are not allowed during the Income Phase.

TRANSFER REQUESTS: Transfer requests, like all other elections, requests and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

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

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market Subaccount to any other Subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding Investment Portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount that can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market Subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market Subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering the Dollar Cost Averaging program at any time.

VOTING RIGHTS: We are the legal owner of all Investment Portfolio shares purchased under this Contract and held in the Subaccounts. However, when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.

SUBSTITUTION: From time to time, we may substitute one or more of the Investment Portfolios available for investment by the Subaccounts you have selected with another portfolio. These new Investment Portfolios may have higher fees and charges than the ones they replaced. We may also add or delete one or more Subaccounts or Investment Portfolios. We may limit the new Investment Portfolios to certain classes of Contract Owners. Similarly, we may close Investment Portfolios to certain classes of Contract Owners. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you of our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

SECTION 5: CHARGES AND DEDUCTIONS

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

INSURANCE CHARGES: Each Business Day, we make a deduction from the assets in the Subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

MORTALITY AND EXPENSE RISK CHARGE:

FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1, 1999: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity

Income Payments, the guarantee that Annuity Income Payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the Investment Portfolios. We may change this charge in the future but it will never be greater than 1.25%.

ADMINISTRATION CHARGE: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the Investment Portfolios. We may change this charge in the future but it will never be greater than 0.15%.

ANNUAL CONTRACT FEE: On the last Business Day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each Subaccount and/or the Fixed Account on a pro-rata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional Purchase Payments ($2,000 for Qualified Contracts), exclusive of the initial Purchase Payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

SURRENDER CHARGES: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total Purchase Payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the Purchase Payment(s) withdrawn, based on the number of years since the date the Purchase Payment(s) was paid. This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the Purchase Payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

                  NUMBER OF YEARS SINCE          CHARGE AS A PERCENTAGE
                 DATE OF PURCHASE PAYMENT    OF PURCHASE PAYMENT WITHDRAWN
               ---------------------------   ------------------------------
                           0-1                             7%
                           1-2                             6%
                           2-3                             5%
                           3-4                             4%
                           4-5                             3%
                           5+                              0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest Purchase Payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

We will not impose any Surrender Charge if, prior to your 80th birthday, you surrender, or make a withdrawal from, your Contract after you are confined to a hospital, nursing home or other long term care facility on the recommendation of a physician or are diagnosed with a terminal illness (terminal condition in PA). In order to qualify for the waiver if confined, your withdrawal or surrender request must be received by us no later than 91 days after the last day of your confinement.

SURRENDER PROCESSING FEE: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract

Year (not in CT). This fee is deducted pro rata from the Fixed Account and each Subaccount from which a withdrawal is made. We are not currently imposing this fee.

PREMIUM TAXES: Some states and other governmental entities (i.e. cities and municipalities) charge premium or other taxes ranging up to 5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when Annuity Income Payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time Annuity Income Payments begin or when the Contract is surrendered.

TRANSFER PROCESSING FEE: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any Subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more Subaccounts at the same time, each losing Subaccount and the Fixed Account would be charged a separate transfer processing fee.

INVESTMENT PORTFOLIO EXPENSES: Each Investment Portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

SECTION 6: TAXES

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

SECTION 7: ACCESS TO YOUR MONEY

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or
(2) by electing to start receiving Annuity Income Payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee (See "Section 5: Charges and Deductions").

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more Subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the Business Day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract. (Only if no Purchase Payments have been paid during the prior two years and total Purchase Payments minus withdrawals equal less than $2,000 in TX.)

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact's Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any Subaccount under the systematic withdrawal program must be at least $50. If you don't elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See "Surrender Charges").

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the Subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

SECTION 8: DEATH BENEFITS

UPON YOUR DEATH: If you die before Annuity Income Payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first Owner dies and the surviving Joint Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

       (1) the value of your Contract on the date we receive adequate proof of death;

       (2) the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent Purchase Payments less any withdrawals since that anniversary date; or

       (3) the total of all Purchase Payments received less any Purchase Payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

       (1) the value of your Contract on the date we receive adequate proof of death;

       (2) the death benefit as of your (or the Joint Owner's) 75th birthday, less the dollar amount of any subsequent withdrawals; or

       (3) the total of all Purchase Payments received less any Purchase Payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary's lifetime or a period not extending beyond the Beneficiary's life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various Subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

DEATH OF THE ANNUITANT: If the Annuitant dies before Annuity Income Payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the

Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the "Upon Your Death" provisions stated above will apply.

If the Annuitant dies after Annuity Income Payments start, payments will be made as described in "Section 2: Annuity Payments (The Income Phase)."

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES):
If you die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your Beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the Beneficiary chooses to continue the contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your Beneficiary elects to continue the Contract as a Contract Owner, the death benefit will be calculated as of the death report date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The Beneficiary who continues the Contract will be granted the same rights as the Owner under the original Contract, except the Beneficiary cannot:

       o     transfer ownership

       o     make additional Purchase Payments

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the death report date without a Surrender Charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the Beneficiary's age on the death report date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the death report date.

SECTION 9: OTHER INFORMATION

CITICORP LIFE INSURANCE COMPANY: Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under Arizona laws in 1971. We are a wholly owned subsidiary of Citigroup, one of the world's largest bank holding companies.

We, and our former parent corporation, Citicorp Mortgage, Inc., a Delaware holding company, were both acquired by Citicorp in 1973. During 1990, the ownership of Citicorp Life was transferred to Citibank Delaware.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include Citicorp Life Insurance Company ("CLIC").

The proposed sale would also include CLIC affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer.

The transaction will not affect the terms or conditions of your variable annuity contract, and Citicorp Life Insurance Company will remain fully responsible for its contractual obligations to variable annuity contract owners.

THE SEPARATE ACCOUNT: On July 6, 1994 we established a Separate Account under Arizona law, the Citicorp Life Variable Annuity Separate Account, to receive, hold and invest Purchase Payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account is divided into a number of Subaccounts, each of which invests exclusively in the shares of a corresponding Investment Portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each Subaccount are credited to and charged against that Subaccount without regard to income, gains and losses from any other of our accounts or Subaccounts. We have the right to transfer to the General Account any assets of the Separate Account that are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Citicorp Life Insurance Company (the "Company") has appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.5% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Citicorp Investment Services, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

OWNERSHIP: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable Beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

BENEFICIARY: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable Beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

SUSPENSION OF PAYMENTS OR TRANSFERS: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

       (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

       (2) the SEC permits by an order such postponement for the protection of Contract Owners; or

       (3) the SEC determines that an emergency exists that would make the disposal of securities held in a Subaccount or the determination of the value of the Subaccount's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

MODIFICATIONS: We may modify the Contract if necessary:

       (1) for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or

       (2) to reflect a change in the operation of the Separate Account or a Subaccount; or

       (3) to add, delete or modify an account, a Subaccount or an Investment Portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

RESTRICTIONS ON FINANCIAL TRANSACTIONS: Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS: Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

FINANCIAL STATEMENTS: Our audited Statutory Financial Statements as of December 31, 2004 and 2003 and for the years ended December 31, 2004, 2003, and 2002 as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. Our Financial Statements should only be considered when evaluating our ability to meet our obligations under the Contract. The SAI also contains financial statements for the Separate Account as of December 31, 2004.

INQUIRIES: If you need more information, please contact us at: One Cityplace, Hartford, CT 06103-3415. You may call us toll free at 800-497-4857.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

Additional Contract Provisions............................   3       Annuity Unit Value................................6
   The Contract...........................................   3    Tax Status...........................................6
   Incontestability.......................................   3       Introduction......................................6
   Misstatement of Age or Sex.............................   3       Taxation of the Company...........................6
   Participation..........................................   3       Tax Status of the Contract........................7
   Assignment.............................................   3       Taxation of Annuities.............................8
Distribution Of The Contracts.............................   3       Qualified Contracts...............................9
Determining Accumulation Unit Values......................   3       Withholding......................................11
Adding, Deleting Or Substituting                                     Possible Changes in Taxation.....................11
   Investment Portfolios..................................   4       Other Tax Consequences...........................11
Voting Rights.............................................   4    Legal Matters.......................................11
Variable Annuity Payments.................................   5    Independent Auditors................................11
   Assumed Investment Rate................................   5    Other Information...................................11
   Amount of Variable Annuity Payments....................   5    Financial Statements................................12


IF YOU WOULD LIKE A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THIS PROSPECTUS, PLEASE COMPLETE THE FOLLOWING AND MAIL IT TO CITICORP LIFE INSURANCE COMPANY, ONE CITYPLACE, HARTFORD, CT 06103-3415.

Please send a copy of the Statement of Additional Information pertaining to the Citicorp Life Insurance Company Variable Annuity and the Citicorp Life Variable Annuity Separate Account to: (Please Print or Type)

Name:
                   ----------------------------------------------
Mailing Address:
                   ----------------------------------------------

                   ----------------------------------------------

                   APPENDIX -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 0.99%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- --------------    -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series I (3/95)....   2004        1.815           1.917                 924,887
                                                               2003        1.416           1.815               1,227,673
                                                               2002        1.890           1.416               1,769,985
                                                               2001        2.488           1.890               2,317,455
                                                               2000        2.821           2.488               2,550,374
                                                               1999        1.970           2.821               2,341,227
                                                               1998        1.669           1.970               2,195,417
                                                               1997        1.491           1.669               1,293,127
                                                               1996        1.000           1.491                  77,611

   AIM V.I. Core Equity Fund -- Series I (2/97).............   2004        1.323           1.427                 881,396
                                                               2003        1.074           1.323               1,142,790
                                                               2002        1.284           1.074               2,212,455
                                                               2001        1.681           1.284               2,939,165
                                                               2000        1.987           1.681               3,212,832
                                                               1999        1.495           1.987               3,536,974
                                                               1998        1.183           1.495               2,586,911
                                                               1997        1.000           1.183                 827,507

   AIM V.I. Government Securities Fund -- Series I (2/97)...   2004        1.377           1.398                 529,836
                                                               2003        1.376           1.377                 887,861
                                                               2002        1.268           1.376               1,471,803
                                                               2001        1.203           1.268               1,498,358
                                                               2000        1.104           1.203               1,457,365
                                                               1999        1.129           1.104               1,527,473
                                                               1998        1.060           1.129               1,596,060
                                                               1997        1.000           1.060                 573,525

   AIM V.I. Growth Fund -- Series I (2/97)..................   2004        0.984           1.054                 303,999
                                                               2003        0.757           0.984                 490,687
                                                               2002        1.108           0.757                 832,371
                                                               2001        1.692           1.108               1,045,331

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- --------------    -------------      ---------------
   AIM V.I. Growth Fund -- Series I  (continued)............   2000        2.150           1.692               1,300,702
                                                               1999        1.605           2.150               1,221,308
                                                               1998        1.210           1.605                 784,811
                                                               1997        1.000           1.210                 315,241

   AIM V.I. International Growth Fund -- Series I (2/97)....   2004        1.081           1.328               1,493,868
                                                               2003        0.846           1.081               2,044,830
                                                               2002        1.013           0.846               2,965,425
                                                               2001        1.339           1.013               3,767,284
                                                               2000        1.837           1.339               4,606,962
                                                               1999        1.197           1.837               4,015,921
                                                               1998        1.047           1.197               3,742,016
                                                               1997        1.000           1.047               2,357,252

   AIM V.I. Premier Equity Fund -- Series I (2/97)..........   2004        1.253           1.312               2,439,090
                                                               2003        1.011           1.253               3,641,436
                                                               2002        1.465           1.011               4,948,845
                                                               2001        1.692           1.465               6,482,341
                                                               2000        2.002           1.692               7,479,332
                                                               1999        1.557           2.002               6,871,254
                                                               1998        1.188           1.557               5,351,283
                                                               1997        1.000           1.188               2,102,285

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2004        1.004           1.081               1,331,823
                                                               2003        0.814           1.004               1,917,699
                                                               2002        0.997           0.814               2,603,636
                                                               2001        1.000           0.997               4,634,667

MFS Variable Insurance Trust
   MFS(R) Bond Series (2/97)................................   2004        1.509           1.585                 570,481
                                                               2003        1.394           1.509                 929,807
                                                               2002        1.292           1.394               1,688,227
                                                               2001        1.201           1.292               1,952,830
                                                               2000        1.110           1.201               1,717,519
                                                               1999        1.139           1.110               2,313,509
                                                               1998        1.078           1.139               2,234,730
                                                               1997        1.000           1.078                 861,146

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- --------------    -------------      ---------------
   MFS(R) Emerging Growth Series (2/97).....................   2004        1.201           1.343               1,283,969
                                                               2003        0.931           1.201               1,877,490
                                                               2002        1.420           0.931               3,052,439
                                                               2001        2.156           1.420               4,300,995
                                                               2000        2.708           2.156               5,281,956
                                                               1999        1.548           2.708               4,922,173
                                                               1998        1.166           1.548               4,575,634
                                                               1997        1.000           1.166               2,322,481

   MFS(R) Money Market Series (4/96)........................   2004        1.267           1.264                 331,007
                                                               2003        1.271           1.267                 773,711
                                                               2002        1.268           1.271               2,480,721
                                                               2001        1.234           1.268               2,145,402
                                                               2000        1.177           1.234               1,497,490
                                                               1999        1.136           1.177               1,600,252
                                                               1998        1.094           1.136               2,781,034
                                                               1997        1.058           1.094               3,362,149
                                                               1996        1.025           1.058                  47,376
                                                               1995        1.000           1.025                      --

   MFS(R) Research Series (2/97)............................   2004        1.170           1.343               1,024,869
                                                               2003        0.948           1.170               1,542,149
                                                               2002        1.269           0.948               2,285,938
                                                               2001        1.627           1.269               3,225,748
                                                               2000        1.727           1.627               3,953,194
                                                               1999        1.406           1.727               4,096,117
                                                               1998        1.152           1.406               4,243,627
                                                               1997        1.000           1.152               2,569,829

   MFS(R) Strategic Income Series (6/96)....................   2004        1.427           1.522                  83,628
                                                               2003        1.306           1.427                 126,628
                                                               2002        1.217           1.306                 234,367
                                                               2001        1.173           1.217                 334,827
                                                               2000        1.129           1.173                 345,467
                                                               1999        1.170           1.129                 321,448
                                                               1998        1.096           1.170                 382,462
                                                               1997        1.124           1.096                 303,642
                                                               1996        1.000           1.124                  65,848

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- --------------    -------------      ---------------
   MFS(R) Total Return Series (2/97)........................   2004        1.628           1.795               1,140,381
                                                               2003        1.414           1.628               2,006,879
                                                               2002        1.506           1.414               2,996,527
                                                               2001        1.517           1.506               3,992,485
                                                               2000        1.320           1.517               3,959,188
                                                               1999        1.294           1.320               4,106,432
                                                               1998        1.164           1.294               3,960,924
                                                               1997        1.000           1.164               1,592,342

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (4/01)..........   2004        0.929           1.011               1,490,461
                                                               2003        0.698           0.929               1,945,730
                                                               2002        1.046           0.698               1,858,245
                                                               2001        1.000           1.046               2,094,584

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (2/97).........................................   2004        1.330           1.523                 250,991
                                                               2003        0.946           1.330                 419,170
                                                               2002        1.285           0.946                 481,087
                                                               2001        1.550           1.285                 584,463
                                                               2000        1.436           1.550                 477,001
                                                               1999        1.054           1.436                 445,032
                                                               1998        1.107           1.054                 473,301
                                                               1997        1.000           1.107                 150,144

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Initial Class (2/97).......   2004        1.516           1.674               1,906,330
                                                               2003        1.175           1.516               3,025,388
                                                               2002        1.428           1.175               4,069,294
                                                               2001        1.518           1.428               5,272,769
                                                               2000        1.414           1.518               5,822,127
                                                               1999        1.343           1.414               6,296,999
                                                               1998        1.216           1.343               5,786,776
                                                               1997        1.000           1.216               2,265,460

   Growth Portfolio -- Initial Class (3/95).................   2004        2.212           2.265                 670,916
                                                               2003        1.682           2.212               1,015,533
                                                               2002        2.430           1.682               1,538,796
                                                               2001        2.981           2.430               2,349,934

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- --------------    -------------      ---------------
   Growth Portfolio -- Initial Class  (continued)...........   2000        3.382           2.981               2,848,614
                                                               1999        2.485           3.382               2,651,923
                                                               1998        1.801           2.485               1,821,492
                                                               1997        1.479           1.801                 725,425
                                                               1996        1.308           1.479                  98,550
                                                               1995        1.000           1.308                   4,565

   High Income Portfolio -- Initial Class (3/97)............   2004        0.998           1.083                 818,334
                                                               2003        0.792           0.998               1,411,603
                                                               2002        0.774           0.792               1,676,506
                                                               2001        0.885           0.774               2,324,636
                                                               2000        1.153           0.885               3,128,280
                                                               1999        1.077           1.153               3,348,327
                                                               1998        1.138           1.077               2,915,521
                                                               1997        1.000           1.138                 819,371

   Overseas Portfolio -- Initial Class (2/97)...............   2004        1.199           1.349                 427,381
                                                               2003        0.844           1.199                 754,374
                                                               2002        1.070           0.844               1,128,317
                                                               2001        1.370           1.070               1,361,265
                                                               2000        1.711           1.370               1,690,749
                                                               1999        1.212           1.711               1,518,097
                                                               1998        1.086           1.212               1,400,537
                                                               1997        1.000           1.086               1,070,183

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Initial Class (2/97)..........   2004        1.754           2.006               1,550,731
                                                               2003        1.379           1.754               2,456,007
                                                               2002        1.536           1.379               3,336,241
                                                               2001        1.768           1.536               4,476,999
                                                               2000        1.913           1.768               5,331,566
                                                               1999        1.555           1.913               5,145,208
                                                               1998        1.209           1.555               4,179,308
                                                               1997        1.000           1.209               1,585,128

   Index 500 Portfolio -- Initial Class (2/97)..............   2004        1.432           1.568               2,046,356
                                                               2003        1.126           1.432               3,139,521
                                                               2002        1.463           1.126               5,615,375
                                                               2001        1.681           1.463               7,440,229
                                                               2000        1.872           1.681               8,313,829

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- --------------    -------------      ---------------
   Index 500 Portfolio -- Initial Class  (continued)........   1999        1.569           1.872               8,726,888
                                                               1998        1.235           1.569               7,620,186
                                                               1997        1.000           1.235               2,215,225

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                       SEPARATE ACCOUNT CHARGES 1.40% (CV)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- --------------    -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund --
   Series I (3/95)..........................................   2004        1.767           1.858                 108,707
                                                               2003        1.384           1.767                 121,611
                                                               2002        1.855           1.384                 152,517
                                                               2001        2.453           1.855                 154,472
                                                               2000        2.792           2.453                 193,020
                                                               1999        1.000           2.792                 166,252

   AIM V.I. Core Equity Fund -- Series I (2/97).............   2004        1.288           1.384                 134,917
                                                               2003        1.050           1.288                 268,919
                                                               2002        1.261           1.050                 322,653
                                                               2001        1.657           1.261                 354,633
                                                               2000        1.967           1.657                 426,841
                                                               1999        1.000           1.967                 492,938


   AIM V.I. Government Securities Fund -- SeriesI (2/97)....   2004        1.349           1.365                 214,671
                                                               2003        1.354           1.349                 439,783
                                                               2002        1.253           1.354                 585,609
                                                               2001        1.194           1.253                 655,677
                                                               2000        1.099           1.194                 631,802
                                                               1999        1.000           1.099                 663,825

   AIM V.I. Growth Fund -- Series I (2/97)..................   2004        0.958           1.022                  70,771
                                                               2003        0.740           0.958                 154,963
                                                               2002        1.087           0.740                 178,208
                                                               2001        1.668           1.087                 201,269
                                                               2000        2.128           1.668                 215,662
                                                               1999        1.000           2.128                 181,807

   AIM V.I. International Growth Fund -- Series I (2/97)....   2004        1.053           1.287                 188,323
                                                               2003        0.827           1.053                 243,093
                                                               2002        0.995           0.827                 235,428
                                                               2001        1.319           0.995                 241,607

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- --------------    -------------      ---------------
   AIM V.I. International Growth Fund -- Series I
   (continued)..............................................   2000        1.818           1.319                 358,473
                                                               1999        1.000           1.818                 405,344

   AIM V.I. Premier Equity Fund -- Series I (2/97)..........   2004        1.220           1.272                 516,665
                                                               2003        0.989           1.220                 658,250
                                                               2002        1.438           0.989                 782,812
                                                               2001        1.668           1.438                 891,514
                                                               2000        1.982           1.668               1,027,371
                                                               1999        1.000           1.982               1,218,630

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2004        0.992           1.065                  74,863
                                                               2003        0.808           0.992                 143,392
                                                               2002        0.993           0.808                  51,793
                                                               2001        1.000           0.993                  43,987

MFS Variable Insurance Trust
   MFS(R) Bond Series (2/97)................................   2004        1.479           1.547                 218,742
                                                               2003        1.371           1.479                 321,379
                                                               2002        1.277           1.371                 447,982
                                                               2001        1.191           1.277                 507,992
                                                               2000        1.106           1.191                 421,258
                                                               1999        1.000           1.106                 499,789

   MFS(R) Emerging Growth Series (2/97).....................   2004        1.169           1.302                 364,760
                                                               2003        0.910           1.169                 451,682
                                                               2002        1.394           0.910                 497,683
                                                               2001        2.125           1.394                 589,179
                                                               2000        2.681           2.125                 773,748
                                                               1999        1.000           2.681                 569,055

   MFS(R) Money Market Series (4/96)........................   2004        1.241           1.234                  55,226
                                                               2003        1.251           1.241                  82,618
                                                               2002        1.253           1.251                 351,423
                                                               2001        1.225           1.253                 424,409
                                                               2000        1.172           1.225                 158,604
                                                               1999        1.000           1.172                 209,272

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- --------------    -------------      ---------------
   MFS(R) Research Series (2/97)............................   2004        1.139           1.302                 176,503
                                                               2003        0.927           1.139                 233,633
                                                               2002        1.245           0.927                 284,628
                                                               2001        1.604           1.245                 305,506
                                                               2000        1.709           1.604                 342,888
                                                               1999        1.000           1.709                 458,863

   MFS(R) Strategic Income Series (6/96)....................   2004        1.399           1.486                   8,802
                                                               2003        1.285           1.399                   8,802
                                                               2002        1.202           1.285                   8,802
                                                               2001        1.164           1.202                  24,515
                                                               2000        1.125           1.164                   8,836
                                                               1999        1.000           1.125                  43,862

   MFS(R) Total Return Series (2/97)........................   2004        1.596           1.752                 413,872
                                                               2003        1.391           1.596                 515,859
                                                               2002        1.488           1.391                 545,700
                                                               2001        1.505           1.488                 488,535
                                                               2000        1.316           1.505                 447,911
                                                               1999        1.000           1.316                 609,971

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (4/01)..........   2004        0.918           0.996                  92,095
                                                               2003        0.692           0.918                 127,358
                                                               2002        1.042           0.692                  57,905
                                                               2001        1.000           1.042                  24,662

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (2/97).........................................   2004        1.295           1.476                  38,011
                                                               2003        0.925           1.295                  44,184
                                                               2002        1.262           0.925                  15,383
                                                               2001        1.527           1.262                   1,182
                                                               2000        1.421           1.527                   9,820
                                                               1999        1.000           1.421                   8,530

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Initial Class (2/97).......   2004        1.476           1.623                 222,844
                                                               2003        1.148           1.476                 428,286
                                                               2002        1.402           1.148                 523,959

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
--------------                                                ------- --------------    -------------      ---------------
   Equity -- Income Portfolio -- Initial Class  (continued).   2001        1.496           1.402                 593,714
                                                               2000        1.399           1.496                 704,302
                                                               1999        1.000           1.399                 874,546

   Growth Portfolio -- Initial Class (3/95).................   2004        2.154           2.196                 414,489
                                                               2003        1.644           2.154                 561,415
                                                               2002        2.386           1.644                 614,123
                                                               2001        2.938           2.386                 721,680
                                                               2000        3.347           2.938                 917,676
                                                               1999        1.000           3.347                 924,895

   High Income Portfolio -- Initial Class (3/97)............   2004        0.978           1.057                 188,444
                                                               2003        0.780           0.978                 452,766
                                                               2002        0.764           0.780                 476,783
                                                               2001        0.878           0.764                 383,364
                                                               2000        1.149           0.878                 420,168
                                                               1999        1.000           1.149                 591,859

   Overseas Portfolio -- Initial Class (2/97)...............   2004        1.167           1.308                  32,687
                                                               2003        0.825           1.167                  91,692
                                                               2002        1.050           0.825                 115,939
                                                               2001        1.351           1.050                 182,343
                                                               2000        1.694           1.351                 234,488
                                                               1999        1.000           1.694                 186,197

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Initial Class (2/97)..........   2004        1.708           1.945                 542,077
                                                               2003        1.348           1.708                 660,205
                                                               2002        1.508           1.348                 702,291
                                                               2001        1.743           1.508                 808,996
                                                               2000        1.893           1.743                 967,181
                                                               1999        1.000           1.893               1,205,814

   Index 500 Portfolio -- Initial Class (2/97)..............   2004        1.394           1.521                 305,312
                                                               2003        1.101           1.394                 612,210
                                                               2002        1.436           1.101                 689,854
                                                               2001        1.657           1.436                 874,488
                                                               2000        1.853           1.657               1,166,233
                                                               1999        1.000           1.853               1,338,323

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

L-23091                                                                 May 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                  CITIVARIABLE

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATED MAY 2, 2005

                                       FOR

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT


                                    ISSUED BY


                         CITICORP LIFE INSURANCE COMPANY
                             CUSTOMER SERVICE OFFICE
                                  ONE CITYPLACE
                             HARTFORD, CT 06183-4065
                                 (800) 497-4857



This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectus by writing or calling us at our address or phone number shown above.

                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS.............................................    3
   The Contract............................................................    3
   Incontestability........................................................    3
   Misstatement of Age or Sex..............................................    3
   Participation...........................................................    3
   Assignment..............................................................    3
DISTRIBUTION OF THE CONTRACTS..............................................    3
DETERMINING ACCUMULATION UNIT VALUES.......................................    3
ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS....................    4
VOTING RIGHTS..............................................................    4
VARIABLE ANNUITY PAYMENTS..................................................    5
   Assumed Investment Rate.................................................    5
   Amount of Variable Annuity Payments.....................................    5
   Annuity Unit Value......................................................    6
FEDERAL TAX CONSIDERATIONS.................................................    6
LEGAL MATTERS..............................................................   10
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................   10
OTHER INFORMATION..........................................................   10
FINANCIAL STATEMENTS.......................................................   11

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

We will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

The Contract does not participate in our divisible surplus.

ASSIGNMENT

Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.

                          DISTRIBUTION OF THE CONTRACTS

Travelers Distribution LLC acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

Travelers Distribution LLC is affiliated with Citicorp Life Insurance Company and the Separate Account.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------- ------------------------------------------ --------------------------------------
                                              UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                      BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ------------------------------------------ --------------------------------------
2004                                                            $56                                      $0
------------------------------------------- ------------------------------------------ --------------------------------------
2003                                                            $40                                      $0
------------------------------------------- ------------------------------------------ --------------------------------------
2002                                                            $80                                      $0
------------------------------------------- ------------------------------------------ --------------------------------------

                      DETERMINING ACCUMULATION UNIT VALUES

The Accumulation Unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount's Accumulation Unit value on the preceding business day by the net investment factor for the subaccount's Valuation Period just ended.

The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

       (1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

       (2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

       (3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.

             ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio becomes inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.

                                  VOTING RIGHTS

In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders' meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

ANNUITY UNIT VALUE

The annuity unit value is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

       (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

       (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

       1.     Net Investment Factor for period                       1.003662336

       2.     Adjustment for 3% Assumed Investment Rate              0.999919016

       3.     2x1                                                    1.003581055

       4.     annuity unit value, beginning of valuation period      10.743769

       5.     annuity unit value, end of valuation period (3x4)      10.782243


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                                  LEGAL MATTERS

All matters relating to Arizona law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by the General Counsel of the Company.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of Citicorp Life Insurance Company as of December 31, 2004 and 2003, and for each of the years in the two-year period ended December 31, 2004, have been included herein in reliance upon the report of KPMG LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report dated April 27, 2005 includes explanatory language that states that the Citicorp Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Arizona Department of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, our report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America.

The financial statements of Citicorp Life Variable Annuity Separate Account as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include Citicorp Life Insurance Company ("CLIC")

The proposed sale would also include CLIC affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer.

The transaction will not affect the terms or conditions of your variable annuity contract and Citicorp Life Insurance Company will remain fully responsible for its contractual obligations to variable annuity contract owners.

ANNUAL REPORT
DECEMBER 31, 2004

                         CITICORP LIFE VARIABLE ANNUITY
                         SEPARATE ACCOUNT

One Cityplace
Hartford, CT 06103

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                                  AIM V.I.            AIM V.I.
                                            HIGH                                  CAPITAL               CORE
                                            YIELD               MONEY           APPRECIATION           EQUITY
                                            BOND                MARKET             FUND -              FUND -
                                            TRUST             PORTFOLIO           SERIES I            SERIES I
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $  1,760,497        $    171,593        $  1,974,456        $  1,444,333

  Receivables:
    Dividends ................                    --                 150                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........             1,760,497             171,743           1,974,456           1,444,333
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  1,760,497        $    171,743        $  1,974,456        $  1,444,333
                                        ============        ============        ============        ============

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           AIM V.I.                                AIM V.I.           AIM V.I.
                                          GOVERNMENT           AIM V.I.         INTERNATIONAL         PREMIER
                                          SECURITIES            GROWTH              GROWTH             EQUITY
                                            FUND -              FUND -              FUND -             FUND -
                                           SERIES I            SERIES I            SERIES I           SERIES I
                                        ------------        ------------        -------------       ------------
ASSETS:
  Investments at market value:          $  1,033,799        $    392,772        $  2,225,580        $  4,187,819

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........             1,033,799             392,772           2,225,580           4,187,819
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  1,033,799        $    392,772        $  2,225,580        $  4,187,819
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                   TEMPLETON
ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN                           FRANKLIN            FOREIGN
   GROWTH AND            PREMIER        ALLIANCEBERNSTEIN       SMALL CAP          SECURITIES
     INCOME               GROWTH            TECHNOLOGY           FUND -              FUND -
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -           CLASS 2            CLASS 2           APPRECIATION
     CLASS B             CLASS B             CLASS B             SHARES              SHARES            PORTFOLIO
-----------------   -----------------   -----------------     ------------        ------------        ------------
  $     85,812        $      4,002        $    102,802        $    412,941        $  1,042,403        $  1,643,336


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        85,812               4,002             102,802             412,941           1,042,403           1,643,336
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     85,812        $      4,002        $    102,802        $    412,941        $  1,042,403        $  1,643,336
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           EQUITY
                                            INDEX                                                       MFS(R)
                                         PORTFOLIO -         FUNDAMENTAL           MFS(R)             EMERGING
                                          CLASS II              VALUE              BOND                GROWTH
                                           SHARES             PORTFOLIO           SERIES               SERIES
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $    365,826        $    263,533        $  1,242,359        $  2,198,603

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........               365,826             263,533           1,242,359           2,198,603
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $    365,826        $    263,533        $  1,242,359        $  2,198,603
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                       PUTNAM VT
                                                                                     TOTAL             SMALL CAP
      MFS(R)                                  MFS(R)             MFS(R)             RETURN               VALUE
      MONEY               MFS(R)            STRATEGIC            TOTAL             PORTFOLIO -           FUND -
     MARKET             RESEARCH             INCOME              RETURN          ADMINISTRATIVE         CLASS IB
     SERIES              SERIES              SERIES              SERIES              CLASS               SHARES
  ------------        ------------        ------------        ------------       --------------       ------------
  $    486,524        $  1,605,486        $    140,396        $  2,771,795        $    490,377        $    239,629


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       486,524           1,605,486             140,396           2,771,795             490,377             239,629
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    486,524        $  1,605,486        $    140,396        $  2,771,795        $    490,377        $    239,629
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               HIGH
                                                               YIELD                                   TOTAL
                                           ALL CAP             BOND              INVESTORS             RETURN
                                           FUND -              FUND -              FUND -              FUND -
                                           CLASS I            CLASS I             CLASS I             CLASS I
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $  1,273,050        $    319,830        $  1,433,390        $    547,796

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........             1,273,050             319,830           1,433,390             547,796
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  1,273,050        $    319,830        $  1,433,390        $    547,796
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                  SMITH
                                              SMITH              BARNEY
                         SMITH                BARNEY             PREMIER
       SB                BARNEY               GROWTH           SELECTIONS
   GOVERNMENT           DIVIDEND               AND               ALL CAP              EQUITY              LARGE
   PORTFOLIO -          STRATEGY              INCOME             GROWTH               INCOME               CAP
     CLASS A           PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $      7,499        $     64,836        $    184,604        $    127,168        $    125,603        $  2,342,078


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

         7,499              64,836             184,604             127,168             125,603           2,342,078
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $      7,499        $     64,836        $    184,604        $    127,168        $    125,603        $  2,342,078
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           MERRILL
                                            LYNCH                MFS                 MFS              TRAVELERS
                                          LARGE CAP            EMERGING            MID CAP             QUALITY
                                            CORE                GROWTH              GROWTH               BOND
                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $    378,653        $    231,221        $    992,496        $    431,826

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........               378,653             231,221             992,496             431,826
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $    378,653        $    231,221        $    992,496        $    431,826
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                         SMITH
                                                                  SMITH               SMITH              BARNEY
       AIM                MFS                PIONEER             BARNEY               BARNEY             LARGE
     CAPITAL             TOTAL              STRATEGIC          AGGRESSIVE           LARGE CAP        CAPITALIZATION
  APPRECIATION           RETURN               INCOME             GROWTH               VALUE              GROWTH
    PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------       --------------
  $    803,291        $  1,425,095        $    549,219        $  1,830,495        $     12,867        $     23,182


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       803,291           1,425,095             549,219           1,830,495              12,867              23,182
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    803,291        $  1,425,095        $    549,219        $  1,830,495        $     12,867        $     23,182
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                        SMITH
                                            SMITH                                  EMERGING             BARNEY
                                           BARNEY              COMSTOCK             GROWTH            SMALL CAP
                                           MID CAP           PORTFOLIO -         PORTFOLIO -            GROWTH
                                            CORE               CLASS II            CLASS II         OPPORTUNITIES
                                          PORTFOLIO             SHARES              SHARES            PORTFOLIO
                                        ------------        ------------        ------------        -------------
ASSETS:
  Investments at market value:          $     35,196        $     70,560        $      3,218        $    780,496

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........                35,196              70,560               3,218             780,496
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $     35,196        $     70,560        $      3,218        $    780,496
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    EQUITY -                                   HIGH
     INCOME               GROWTH              INCOME            OVERSEAS          CONTRAFUND(R)       CONTRAFUND(R)
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -          PORTFOLIO -
     INITIAL             INITIAL             INITIAL             INITIAL            INITIAL              SERVICE
      CLASS               CLASS               CLASS               CLASS              CLASS               CLASS 2
  ------------        ------------        ------------        ------------        ------------        ------------
  $  3,552,763        $  2,429,621        $  1,085,737        $    619,075        $  4,164,790        $    464,660


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     3,552,763           2,429,621           1,085,737             619,075           4,164,790             464,660
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  3,552,763        $  2,429,621        $  1,085,737        $    619,075        $  4,164,790        $    464,660
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                DYNAMIC
                                            INDEX               CAPITAL
                                             500              APPRECIATION
                                         PORTFOLIO -          PORTFOLIO -
                                           INITIAL              SERVICE
                                            CLASS               CLASS 2             COMBINED
                                        ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  3,673,101         $      5,395         $ 56,275,484

  Receivables:
    Dividends ................                    --                   --                  150
                                        ------------         ------------         ------------

      Total Assets ...........             3,673,101                5,395           56,275,634
                                        ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --
                                        ------------         ------------         ------------

NET ASSETS:                             $  3,673,101         $      5,395         $ 56,275,634
                                        ============         ============         ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                               AIM V.I.           AIM V.I.
                                                           HIGH                                CAPITAL              CORE
                                                           YIELD              MONEY          APPRECIATION          EQUITY
                                                           BOND               MARKET            FUND -             FUND -
                                                           TRUST            PORTFOLIO          SERIES I           SERIES I
                                                        ------------      ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................         $    115,622      $      1,855       $         --       $     13,771
                                                        ------------      ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................               22,305             2,362             19,069             14,983
  Administrative fees .........................                2,677               283              3,256              2,464
                                                        ------------      ------------       ------------       ------------

    Total expenses ............................               24,982             2,645             22,325             17,447
                                                        ------------      ------------       ------------       ------------

      Net investment income (loss) ............               90,640              (790)           (22,325)            (3,676)
                                                        ------------      ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                1,267                --                 --                 --
    Realized gain (loss) on sale of investments               19,904                --           (150,091)           (79,036)
                                                        ------------      ------------       ------------       ------------

      Realized gain (loss) ....................               21,171                --           (150,091)           (79,036)
                                                        ------------      ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................               10,887                --            269,432            198,465
                                                        ------------      ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $    122,698      $       (790)      $     97,016       $    115,753
                                                        ============      ============       ============       ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         AIM V.I.                               AIM V.I.          AIM V.I.
                                                        GOVERNMENT          AIM V.I.         INTERNATIONAL        PREMIER
                                                        SECURITIES           GROWTH              GROWTH            EQUITY
                                                          FUND -             FUND -              FUND -            FUND -
                                                         SERIES I           SERIES I            SERIES I          SERIES I
                                                        ------------      ------------       -------------      ------------
INVESTMENT INCOME:
  Dividends ...................................         $     39,034      $         --       $     13,011       $     19,025
                                                        ------------      ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................               13,506             5,036             20,281             46,725
  Administrative fees .........................                2,110               810              3,436              7,519
                                                        ------------      ------------       ------------       ------------

    Total expenses ............................               15,616             5,846             23,717             54,244
                                                        ------------      ------------       ------------       ------------

      Net investment income (loss) ............               23,418            (5,846)           (10,706)           (35,219)
                                                        ------------      ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                --                 --                 --
    Realized gain (loss) on sale of investments               58,338          (195,371)          (133,409)          (646,045)
                                                        ------------      ------------       ------------       ------------

      Realized gain (loss) ....................               58,338          (195,371)          (133,409)          (646,045)
                                                        ------------      ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................              (59,309)          228,970            603,041            852,749
                                                        ------------      ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     22,447      $     27,753       $    458,926       $    171,485
                                                        ============      ============       ============       ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                    TEMPLETON
                                                                                    FOREIGN
                                                                                   SECURITIES
ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN                           FRANKLIN              FUND
     GROWTH              PREMIER        ALLIANCEBERNSTEIN       SMALL CAP              -
   AND INCOME             GROWTH            TECHNOLOGY           FUND -              CLASS
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -           CLASS 2               2              APPRECIATION
     CLASS B             CLASS B             CLASS B             SHARES              SHARES            PORTFOLIO
-----------------   -----------------   -----------------     ------------        ------------        ------------
  $        593        $         --        $         --        $         --        $     10,892        $     17,761
  ------------        ------------        ------------        ------------        ------------        ------------


         1,009                  47               1,125               4,800              12,351              16,403
           121                   6                 135                 576               1,482               2,753
  ------------        ------------        ------------        ------------        ------------        ------------

         1,130                  53               1,260               5,376              13,833              19,156
  ------------        ------------        ------------        ------------        ------------        ------------

          (537)                (53)             (1,260)             (5,376)             (2,941)             (1,395)
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
           201                   3              (4,585)            (21,429)            (60,492)             15,007
  ------------        ------------        ------------        ------------        ------------        ------------

           201                   3              (4,585)            (21,429)            (60,492)             15,007
  ------------        ------------        ------------        ------------        ------------        ------------


         7,854                 306               9,403              68,549             220,090             117,716
  ------------        ------------        ------------        ------------        ------------        ------------



  $      7,518        $        256        $      3,558        $     41,744        $    156,657        $    131,328
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          EQUITY
                                                           INDEX                                                    MFS(R)
                                                        PORTFOLIO -        FUNDAMENTAL           MFS(R)           EMERGING
                                                         CLASS II             VALUE              BOND              GROWTH
                                                          SHARES            PORTFOLIO           SERIES             SERIES
                                                        ------------      ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................         $      4,780      $      1,676       $     95,622       $         --
                                                        ------------      ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................                5,088             2,776             14,493             21,941
  Administrative fees .........................                  610               333              2,280              3,560
                                                        ------------      ------------       ------------       ------------

    Total expenses ............................                5,698             3,109             16,773             25,501
                                                        ------------      ------------       ------------       ------------

      Net investment income (loss) ............                 (918)           (1,433)            78,849            (25,501)
                                                        ------------      ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --             5,950                 --                 --
    Realized gain (loss) on sale of investments              (25,569)            1,133             39,392           (451,373)
                                                        ------------      ------------       ------------       ------------

      Realized gain (loss) ....................              (25,569)            7,083             39,392           (451,373)
                                                        ------------      ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................               56,046             8,265            (50,840)           729,898
                                                        ------------      ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     29,559      $     13,915       $     67,401       $    253,024
                                                        ============      ============       ============       ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                       PUTNAM VT
                                                                                     TOTAL             SMALL CAP
      MFS(R)                                  MFS(R)             MFS(R)             RETURN               VALUE
      MONEY                MFS(R)           STRATEGIC            TOTAL             PORTFOLIO -           FUND -
     MARKET              RESEARCH            INCOME              RETURN          ADMINISTRATIVE         CLASS IB
     SERIES               SERIES             SERIES              SERIES              CLASS               SHARES
  ------------        ------------        ------------        ------------       --------------       ------------
  $      4,438        $     20,004        $     10,071        $     59,704        $      8,403        $         63
  ------------        ------------        ------------        ------------        ------------        ------------


         5,466              16,063               1,421              30,490               5,550               1,933
           913               2,693                 244               4,901                 666                 232
  ------------        ------------        ------------        ------------        ------------        ------------

         6,379              18,756               1,665              35,391               6,216               2,165
  ------------        ------------        ------------        ------------        ------------        ------------

        (1,941)              1,248               8,406              24,313               2,187              (2,102)
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --               7,198                  --
            --            (223,087)              1,101             176,845               1,993               3,421
  ------------        ------------        ------------        ------------        ------------        ------------

            --            (223,087)              1,101             176,845               9,191               3,421
  ------------        ------------        ------------        ------------        ------------        ------------


            --             457,698              (1,127)             89,134               3,404              28,688
  ------------        ------------        ------------        ------------        ------------        ------------



  $     (1,941)       $    235,859        $      8,380        $    290,292        $     14,782        $     30,007
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              HIGH
                                                                             YIELD                                 TOTAL
                                                          ALL CAP             BOND             INVESTORS           RETURN
                                                          FUND -             FUND -              FUND -            FUND -
                                                          CLASS I           CLASS I             CLASS I           CLASS I
                                                        ------------      ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................         $      6,628      $     19,451       $     20,185       $      9,822
                                                        ------------      ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................               15,201             4,097             17,433              7,370
  Administrative fees .........................                1,824               492              2,092                884
                                                        ------------      ------------       ------------       ------------

    Total expenses ............................               17,025             4,589             19,525              8,254
                                                        ------------      ------------       ------------       ------------

      Net investment income (loss) ............              (10,397)           14,862                660              1,568
                                                        ------------      ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                --                 --              9,957
    Realized gain (loss) on sale of investments                6,937             6,572              8,303              8,992
                                                        ------------      ------------       ------------       ------------

      Realized gain (loss) ....................                6,937             6,572              8,303             18,949
                                                        ------------      ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................               84,683             8,632            108,743             19,314
                                                        ------------      ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     81,223      $     30,066       $    117,706       $     39,831
                                                        ============      ============       ============       ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                  SMITH
                                             SMITH               BARNEY
                          SMITH              BARNEY              PREMIER
       SB                 BARNEY             GROWTH            SELECTIONS
   GOVERNMENT            DIVIDEND             AND                ALL CAP              EQUITY              LARGE
   PORTFOLIO -           STRATEGY            INCOME              GROWTH               INCOME               CAP
     CLASS A            PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $        284        $        604        $      1,989        $         --        $      1,558        $     18,279
  ------------        ------------        ------------        ------------        ------------        ------------


            93                 855               2,256               2,085                 865              29,491
            11                 103                 271                 250                 104               3,539
  ------------        ------------        ------------        ------------        ------------        ------------

           104                 958               2,527               2,335                 969              33,030
  ------------        ------------        ------------        ------------        ------------        ------------

           180                (354)               (538)             (2,335)                589             (14,751)
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --               4,299                  --
             9              (7,879)             (4,887)             (3,429)              1,307            (175,939)
  ------------        ------------        ------------        ------------        ------------        ------------

             9              (7,879)             (4,887)             (3,429)              5,606            (175,939)
  ------------        ------------        ------------        ------------        ------------        ------------


           (70)              9,300              16,727               6,245               1,893             302,010
  ------------        ------------        ------------        ------------        ------------        ------------



  $        119        $      1,067        $     11,302        $        481        $      8,088        $    111,320
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           MERRILL
                                                            LYNCH
                                                            LARGE              MFS                MFS             TRAVELERS
                                                             CAP             EMERGING           MID CAP            QUALITY
                                                            CORE              GROWTH             GROWTH              BOND
                                                          PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                        ------------      ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................         $      1,969      $         --       $         --       $     20,461
                                                        ------------      ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................                4,959             2,978             12,023              7,036
  Administrative fees .........................                  595               357              1,443                845
                                                        ------------      ------------       ------------       ------------

    Total expenses ............................                5,554             3,335             13,466              7,881
                                                        ------------      ------------       ------------       ------------

      Net investment income (loss) ............               (3,585)           (3,335)           (13,466)            12,580
                                                        ------------      ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                --                 --                 --
    Realized gain (loss) on sale of investments              (60,571)          (39,696)          (148,546)             7,868
                                                        ------------      ------------       ------------       ------------

      Realized gain (loss) ....................              (60,571)          (39,696)          (148,546)             7,868
                                                        ------------      ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................              115,041            65,087            278,226            (10,079)
                                                        ------------      ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     50,885      $     22,056       $    116,214       $     10,369
                                                        ============      ============       ============       ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                         SMITH
                                                                  SMITH               SMITH              BARNEY
       AIM                MFS                PIONEER             BARNEY               BARNEY             LARGE
     CAPITAL             TOTAL              STRATEGIC          AGGRESSIVE           LARGE CAP        CAPITALIZATION
  APPRECIATION           RETURN               INCOME             GROWTH               VALUE              GROWTH
    PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------       --------------
  $      1,059        $     36,625        $     36,032        $         --        $        235        $         83
  ------------        ------------        ------------        ------------        ------------        ------------


        10,846              17,595               8,027              16,771                 151                 322
         1,301               2,112                 963               2,775                  18                  39
  ------------        ------------        ------------        ------------        ------------        ------------

        12,147              19,707               8,990              19,546                 169                 361
  ------------        ------------        ------------        ------------        ------------        ------------

       (11,088)             16,918              27,042             (19,546)                 66                (278)
  ------------        ------------        ------------        ------------        ------------        ------------



            --              37,351                  --               6,828                  --                  --
      (167,535)             13,113             (19,616)              9,145                   9                 791
  ------------        ------------        ------------        ------------        ------------        ------------

      (167,535)             50,464             (19,616)             15,973                   9                 791
  ------------        ------------        ------------        ------------        ------------        ------------


       212,789              64,466              48,604             167,807                 997                (192)
  ------------        ------------        ------------        ------------        ------------        ------------



  $     34,166        $    131,848        $     56,030        $    164,234        $      1,072        $        321
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                    SMITH
                                                            SMITH                               EMERGING            BARNEY
                                                           BARNEY            COMSTOCK            GROWTH           SMALL CAP
                                                           MID CAP         PORTFOLIO -        PORTFOLIO -           GROWTH
                                                            CORE             CLASS II           CLASS II        OPPORTUNITIES
                                                          PORTFOLIO           SHARES             SHARES           PORTFOLIO
                                                        ------------      ------------       ------------       -------------
INVESTMENT INCOME:
  Dividends ...................................         $         --      $        237       $         --       $        530
                                                        ------------      ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................                  431               535                 38              7,980
  Administrative fees .........................                   52                64                  4              1,172
                                                        ------------      ------------       ------------       ------------

    Total expenses ............................                  483               599                 42              9,152
                                                        ------------      ------------       ------------       ------------

      Net investment income (loss) ............                 (483)             (362)               (42)            (8,622)
                                                        ------------      ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                --                 --             16,477
    Realized gain (loss) on sale of investments                2,593               862                  3            (20,340)
                                                        ------------      ------------       ------------       ------------

      Realized gain (loss) ....................                2,593               862                  3             (3,863)
                                                        ------------      ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................                2,249             7,965                202             98,933
                                                        ------------      ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $      4,359      $      8,465       $        163       $     86,448
                                                        ============      ============       ============       ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     EQUITY -                                  HIGH
     INCOME               GROWTH              INCOME            OVERSEAS          CONTRAFUND(R)       CONTRAFUND(R)
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -          PORTFOLIO -
     INITIAL             INITIAL             INITIAL             INITIAL            INITIAL              SERVICE
      CLASS               CLASS               CLASS               CLASS              CLASS               CLASS 2
  ------------        ------------        ------------        ------------        -------------       -------------
  $     79,248        $      8,794        $    154,310        $     11,489        $     18,109        $        515
  ------------        ------------        ------------        ------------        ------------        ------------


        38,549              28,722              14,814               6,637              43,325               4,181
         6,520               4,363               2,370               1,136               6,947                 502
  ------------        ------------        ------------        ------------        ------------        ------------

        45,069              33,085              17,184               7,773              50,272               4,683
  ------------        ------------        ------------        ------------        ------------        ------------

        34,179             (24,291)            137,126               3,716             (32,163)             (4,168)
  ------------        ------------        ------------        ------------        ------------        ------------



        18,932                  --                  --                  --                  --                  --
       (31,525)           (455,516)           (324,001)           (161,724)             49,588               1,582
  ------------        ------------        ------------        ------------        ------------        ------------

       (12,593)           (455,516)           (324,001)           (161,724)             49,588               1,582
  ------------        ------------        ------------        ------------        ------------        ------------


       360,476             515,463             303,935             229,617             557,454              53,722
  ------------        ------------        ------------        ------------        ------------        ------------



  $    382,062        $     35,656        $    117,060        $     71,609        $    574,879        $     51,136
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               DYNAMIC
                                                            INDEX              CAPITAL
                                                             500             APPRECIATION
                                                         PORTFOLIO -         PORTFOLIO -
                                                           INITIAL             SERVICE
                                                            CLASS              CLASS 2              COMBINED
                                                        ------------         ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................         $     68,340         $         --         $    953,161
                                                        ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................               39,657                   64              630,610
  Administrative fees .........................                6,554                    7               93,769
                                                        ------------         ------------         ------------

    Total expenses ............................               46,211                   71              724,379
                                                        ------------         ------------         ------------

      Net investment income (loss) ............               22,129                  (71)             228,782
                                                        ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --              108,259
    Realized gain (loss) on sale of investments              (66,601)                  15           (3,243,265)
                                                        ------------         ------------         ------------

      Realized gain (loss) ....................              (66,601)                  15           (3,135,006)
                                                        ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................              412,001                   50            7,891,609
                                                        ------------         ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $    367,529         $         (6)        $  4,985,385
                                                        ============         ============         ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              AIM V.I. CAPITAL
                                                                                                             APPRECIATION FUND -
                                                HIGH YIELD BOND TRUST        MONEY MARKET PORTFOLIO               SERIES I
                                             --------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     90,640   $     98,389   $       (790)  $     (1,249)  $    (22,325)  $    (24,528)
  Realized gain (loss) ..................         21,171         (1,924)            --             --       (150,091)      (479,379)
  Change in unrealized gain (loss)
    on investments ......................         10,887        290,574             --             --        269,432      1,082,328
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        122,698        387,039           (790)        (1,249)        97,016        578,421
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         51,000             --             --             --         14,229          7,323
  Participant transfers from other
    funding options .....................          5,970         15,826        161,605         75,514          1,555         44,742
  Administrative charges ................             --            (14)           (24)           (42)           (74)          (137)
  Contract surrenders ...................         (4,637)       (85,427)      (172,167)       (49,551)      (571,997)      (565,001)
  Participant transfers to other
    funding options .....................       (189,502)          (578)       (19,831)       (51,447)        (9,695)      (332,009)
  Other payments to participants ........             --             --             --             --             --         (6,257)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (137,169)       (70,193)       (30,417)       (25,526)      (565,982)      (851,339)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        (14,471)       316,846        (31,207)       (26,775)      (468,966)      (272,918)


NET ASSETS:
    Beginning of year ...................      1,774,968      1,458,122        202,950        229,725      2,443,422      2,716,340
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  1,760,497   $  1,774,968   $    171,743   $    202,950   $  1,974,456   $  2,443,422
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    AIM V.I. CORE             AIM V.I. GOVERNMENT
                                                    EQUITY FUND -              SECURITIES FUND -               AIM V.I. GROWTH
                                                       SERIES I                     SERIES I                   FUND - SERIES I
                                             --------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (3,676)  $     (4,755)  $     23,418   $     21,002   $     (5,846)  $     (7,503)
  Realized gain (loss) ..................        (79,036)      (493,862)        58,338         86,989       (195,371)      (366,792)
  Change in unrealized gain (loss)
    on investments ......................        198,465        908,551        (59,309)      (114,085)       228,970        554,158
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        115,753        409,934         22,447         (6,094)        27,753        179,863
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........          5,300            581             --          3,000             70            350
  Participant transfers from other
    funding options .....................             --         12,218            171        185,913          2,548         22,200
  Administrative charges ................            (73)          (123)           (90)          (164)           (55)           (78)
  Contract surrenders ...................       (470,254)      (927,295)      (569,625)      (878,391)      (230,461)      (230,671)
  Participant transfers to other
    funding options .....................        (64,020)      (260,296)       (29,207)      (287,985)       (21,092)       (55,606)
  Other payments to participants ........             --        (91,167)      (205,698)       (18,106)       (17,122)       (46,970)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (529,047)    (1,266,082)      (804,449)      (995,733)      (266,112)      (310,775)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       (413,294)      (856,148)      (782,002)    (1,001,827)      (238,359)      (130,912)


NET ASSETS:
    Beginning of year ...................      1,857,627      2,713,775      1,815,801      2,817,628        631,131        762,043
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  1,444,333   $  1,857,627   $  1,033,799   $  1,815,801   $    392,772   $    631,131
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                  ALLIANCEBERNSTEIN             ALLIANCEBERNSTEIN
  AIM V.I. INTERNATIONAL            AIM V.I. PREMIER              GROWTH AND INCOME               PREMIER GROWTH
  GROWTH FUND - SERIES I         EQUITY FUND - SERIES I          PORTFOLIO - CLASS B           PORTFOLIO - CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (10,706)  $    (12,156)  $    (35,219)  $    (46,097)  $       (537)  $       (374)  $        (53)  $        (46)
    (133,409)      (518,075)      (646,045)      (946,197)           201            (60)             3             (3)

     603,041      1,086,087        852,749      2,228,499          7,854         18,986            306            717
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     458,926        555,856        171,485      1,236,205          7,518         18,552            256            668
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      11,628          9,855         23,465         13,213             --             --             --             --

      23,166         75,906         11,407         30,562             --             --             --             --
         (79)           (74)          (263)          (186)            --             --             --             --
    (704,188)      (594,856)    (1,476,185)    (1,244,153)        (1,381)            --             --             --

     (15,825)      (198,988)      (215,557)      (383,711)            --             --             --             --
     (14,814)       (84,589)      (150,993)       (38,691)            --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (700,112)      (792,746)    (1,808,126)    (1,622,966)        (1,381)            --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (241,186)      (236,890)    (1,636,641)      (386,761)         6,137         18,552            256            668



   2,466,766      2,703,656      5,824,460      6,211,221         79,675         61,123          3,746          3,078
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,225,580   $  2,466,766   $  4,187,819   $  5,824,460   $     85,812   $     79,675   $      4,002   $      3,746
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  ALLIANCEBERNSTEIN              FRANKLIN SMALL               TEMPLETON FOREIGN
                                                TECHNOLOGY PORTFOLIO -         CAP FUND - CLASS 2             SECURITIES FUND -
                                                       CLASS B                       SHARES                    CLASS 2 SHARES
                                             --------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (1,260)  $     (1,237)  $     (5,376)  $     (5,177)  $     (2,941)  $      2,752
  Realized gain (loss) ..................         (4,585)       (66,031)       (21,429)       (34,194)       (60,492)      (130,851)
  Change in unrealized gain (loss)
    on investments ......................          9,403         95,905         68,549        153,925        220,090        358,160
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........          3,558         28,637         41,744        114,554        156,657        230,061
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........             --             --            100             --          1,120          1,360
  Participant transfers from other
    funding options .....................          1,472            349         52,966         13,007        151,005         17,263
  Administrative charges ................             --             (1)            --             (7)           (10)            (2)
  Contract surrenders ...................         (2,903)       (10,102)       (19,590)       (45,973)       (89,506)       (55,526)
  Participant transfers to other
    funding options .....................           (706)       (26,704)       (68,481)       (13,417)       (83,246)       (98,313)
  Other payments to participants ........          7,611             --             --             --        (53,984)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          5,474        (36,458)       (35,005)       (46,390)       (74,621)      (135,218)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets          9,032         (7,821)         6,739         68,164         82,036         94,843


NET ASSETS:
    Beginning of year ...................         93,770        101,591        406,202        338,038        960,367        865,524
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    102,802   $     93,770   $    412,941   $    406,202   $  1,042,403   $    960,367
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                      EQUITY INDEX
                                  PORTFOLIO - CLASS II           FUNDAMENTAL VALUE
  APPRECIATION PORTFOLIO                 SHARES                      PORTFOLIO                  MFS(R) BOND SERIES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (1,395)  $     (9,927)  $       (918)  $     (1,930)  $     (1,433)  $     (1,028)  $     78,849   $    106,577
      15,007       (143,683)       (25,569)       (30,105)         7,083         (2,218)        39,392         79,366

     117,716        618,520         56,046        130,393          8,265         47,603        (50,840)       (15,020)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     131,328        464,910         29,559         98,358         13,915         44,357         67,401        170,923
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       9,563          3,500             --             --         49,500          2,500            450            540

      14,605        530,178             --             --         44,978         35,437          2,979        185,801
        (102)          (193)           (12)            --             --             (2)           (83)           (85)
    (660,031)      (869,311)       (40,855)        (5,348)       (20,525)       (19,776)      (610,941)      (954,465)

      (3,188)       (60,401)       (53,548)       (57,794)          (162)        (4,519)       (86,584)      (482,719)
     (39,922)      (137,904)        (9,557)            --             --             --         (9,077)        (9,037)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (679,075)      (534,131)      (103,972)       (63,142)        73,791         13,640       (703,256)    (1,259,965)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (547,747)       (69,221)       (74,413)        35,216         87,706         57,997       (635,855)    (1,089,042)



   2,191,083      2,260,304        440,239        405,023        175,827        117,830      1,878,214      2,967,256
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,643,336   $  2,191,083   $    365,826   $    440,239   $    263,533   $    175,827   $  1,242,359   $  1,878,214
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   MFS(R) EMERGING               MFS(R) MONEY
                                                    GROWTH SERIES                MARKET SERIES             MFS(R) RESEARCH SERIES
                                             --------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (25,501)  $    (30,833)  $     (1,941)  $     (8,940)  $      1,248   $     (7,255)
  Realized gain (loss) ..................       (451,373)    (1,138,656)            --             --       (223,087)      (504,108)
  Change in unrealized gain (loss)
    on investments ......................        729,898      1,883,338             --             --        457,698        938,848
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        253,024        713,849         (1,941)        (8,940)       235,859        427,485
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........          3,369          3,656             --             --          5,006          2,250
  Participant transfers from other
    funding options .....................         21,976         59,696         43,723        671,332          4,460         13,103
  Administrative charges ................           (113)          (135)          (137)          (151)           (63)           (74)
  Contract surrenders ...................       (814,214)    (1,064,953)      (608,686)    (1,313,537)      (634,290)      (607,069)
  Participant transfers to other
    funding options .....................        (45,733)      (196,965)       (28,972)    (1,860,059)       (64,909)      (125,645)
  Other payments to participants ........         (1,348)       (28,222)            --             --        (11,491)       (69,373)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (836,063)    (1,226,923)      (594,072)    (2,502,415)      (701,287)      (786,808)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       (583,039)      (513,074)      (596,013)    (2,511,355)      (465,428)      (359,323)


NET ASSETS:
    Beginning of year ...................      2,781,642      3,294,716      1,082,537      3,593,892      2,070,914      2,430,237
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  2,198,603   $  2,781,642   $    486,524   $  1,082,537   $  1,605,486   $  2,070,914
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                   PUTNAM VT
                                                                                                   SMALL CAP
      MFS(R) STRATEGIC                 MFS(R) TOTAL           TOTAL RETURN PORTFOLIO -            VALUE FUND -
        INCOME SERIES                 RETURN SERIES             ADMINISTRATIVE CLASS            CLASS IB SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$      8,406   $     13,523   $     24,313   $     34,876   $      2,187   $      4,167   $     (2,102)  $       (254)
       1,101          6,624        176,845         (3,271)         9,191          3,803          3,421          8,926

      (1,127)         3,784         89,134        572,980          3,404          1,387         28,688          4,315
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       8,380         23,931        290,292        604,585         14,782          9,357         30,007         12,987
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       7,753          1,800          3,045          4,163             --             --             --             --

          --         76,171        156,488        362,052        211,504        247,417        196,136          9,938
         (12)            --           (117)          (155)            (8)            --             (7)            --
     (68,758)       (84,666)    (1,464,907)    (1,388,507)       (52,257)       (53,376)       (13,941)          (482)

          --        (31,928)      (173,856)      (309,778)       (92,299)       (18,208)            --        (48,324)
          --       (109,622)      (130,101)      (176,694)            --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (61,017)      (148,245)    (1,609,448)    (1,508,919)        66,940        175,833        182,188        (38,868)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (52,637)      (124,314)    (1,319,156)      (904,334)        81,722        185,190        212,195        (25,881)



     193,033        317,347      4,090,951      4,995,285        408,655        223,465         27,434         53,315
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    140,396   $    193,033   $  2,771,795   $  4,090,951   $    490,377   $    408,655   $    239,629   $     27,434
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                HIGH YIELD BOND
                                                ALL CAP FUND - CLASS I           FUND - CLASS I           INVESTORS FUND - CLASS I
                                             --------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (10,397)  $    (12,900)  $     14,862   $     15,851   $        660   $       (313)
  Realized gain (loss) ..................          6,937        (21,388)         6,572            100          8,303        (74,082)
  Change in unrealized gain (loss)
    on investments ......................         84,683        394,480          8,632         45,624        108,743        404,378
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         81,223        360,192         30,066         61,575        117,706        329,983
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........          9,015            480             --          2,500          2,303          1,634
  Participant transfers from other
    funding options .....................         72,002         17,668             --         21,192         16,419          2,553
  Administrative charges ................             (3)           (14)            (1)            --            (13)            (7)
  Contract surrenders ...................        (66,922)      (144,296)       (47,206)       (19,091)       (73,727)      (141,238)
  Participant transfers to other
    funding options .....................         (2,656)      (113,995)            --             --        (40,566)       (45,650)
  Other payments to participants ........             --         (3,220)          (355)            --             --         14,284
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         11,436       (243,377)       (47,562)         4,601        (95,584)      (168,424)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         92,659        116,815        (17,496)        66,176         22,122        161,559


NET ASSETS:
    Beginning of year ...................      1,180,391      1,063,576        337,326        271,150      1,411,268      1,249,709
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  1,273,050   $  1,180,391   $    319,830   $    337,326   $  1,433,390   $  1,411,268
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                     SMITH BARNEY                 SMITH BARNEY
     TOTAL RETURN FUND -              SB GOVERNMENT               DIVIDEND STRATEGY                GROWTH AND
           CLASS I                 PORTFOLIO - CLASS A                PORTFOLIO                 INCOME PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$      1,568   $        385   $        180   $          6   $       (354)  $       (836)  $       (538)  $     (1,458)
      18,949        (16,253)             9          2,863         (7,879)        (5,794)        (4,887)        (2,776)

      19,314         93,151            (70)        (2,817)         9,300         24,101         16,727         49,424
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      39,831         77,283            119             52          1,067         17,471         11,302         45,190
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,188          1,634             --             --             --             --             --             --

          --         14,325             --             --            638             89            475             --
          (5)            (5)            --             --             (4)            --             (4)            --
     (87,252)      (161,112)            --             --         (2,886)        (6,132)        (1,658)        (6,053)

      (3,168)       (28,880)            --        (26,750)            --            (94)           (87)          (280)
     (10,569)       (30,963)            --             --        (23,387)            --        (26,610)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     (99,806)      (205,001)            --        (26,750)       (25,639)        (6,137)       (27,884)        (6,333)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (59,975)      (127,718)           119        (26,698)       (24,572)        11,334        (16,582)        38,857



     607,771        735,489          7,380         34,078         89,408         78,074        201,186        162,329
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    547,796   $    607,771   $      7,499   $      7,380   $     64,836   $     89,408   $    184,604   $    201,186
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    SMITH BARNEY
                                                 PREMIER SELECTIONS
                                              ALL CAP GROWTH PORTFOLIO      EQUITY INCOME PORTFOLIO          LARGE CAP PORTFOLIO
                                             --------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     (2,335)  $     (2,040)  $        589   $       (254)  $    (14,751)  $    (24,320)
  Realized gain (loss) ..................         (3,429)       (10,048)         5,606         (1,705)      (175,939)      (196,136)
  Change in unrealized gain (loss)
    on investments ......................          6,245         53,504          1,893         14,296        302,010        727,340
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........            481         41,416          8,088         12,337        111,320        506,884
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........             --             --             --             --         10,707          3,300
  Participant transfers from other
    funding options .....................             --         34,500         96,320             54            411          1,745
  Administrative charges ................             (4)            --             (5)            (3)           (25)           (37)
  Contract surrenders ...................        (32,769)        (8,622)       (33,559)        (3,175)      (155,747)      (162,418)
  Participant transfers to other
    funding options .....................        (31,784)       (14,262)            --         (3,890)      (105,513)       (58,534)
  Other payments to participants ........             --             --             --             --        (96,485)       (33,977)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        (64,557)        11,616         62,756         (7,014)      (346,652)      (249,921)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        (64,076)        53,032         70,844          5,323       (235,332)       256,963


NET ASSETS:
    Beginning of year ...................        191,244        138,212         54,759         49,436      2,577,410      2,320,447
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    127,168   $    191,244   $    125,603   $     54,759   $  2,342,078   $  2,577,410
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     MERRILL LYNCH LARGE              MFS EMERGING                  MFS MID CAP                TRAVELERS QUALITY
      CAP CORE PORTFOLIO            GROWTH PORTFOLIO              GROWTH PORTFOLIO               BOND PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (3,585)  $     (4,205)  $     (3,335)  $     (3,316)  $    (13,466)  $    (12,985)  $     12,580   $     23,859
     (60,571)       (86,638)       (39,696)      (144,375)      (148,546)      (309,827)         7,868          7,727

     115,041        180,566         65,087        200,499        278,226        603,151        (10,079)         9,692
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      50,885         89,723         22,056         52,808        116,214        280,339         10,369         41,278
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


         200             --            150            240          2,463          2,460             --             --

          14            (14)           600            187         38,247         13,159            426         42,318
         (13)            (5)            --             (2)            (5)           (22)           (14)           (13)
     (72,343)       (25,344)        (4,747)       (11,213)       (84,912)      (171,437)      (158,917)      (157,037)

     (83,947)       (15,948)       (33,782)       (70,032)       (21,887)       (10,118)      (143,770)       (46,638)
       7,732       (105,454)            --           (292)       (50,042)        (7,784)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (148,357)      (146,765)       (37,779)       (81,112)      (116,136)      (173,742)      (302,275)      (161,370)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (97,472)       (57,042)       (15,723)       (28,304)            78        106,597       (291,906)      (120,092)



     476,125        533,167        246,944        275,248        992,418        885,821        723,732        843,824
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    378,653   $    476,125   $    231,221   $    246,944   $    992,496   $    992,418   $    431,826   $    723,732
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     AIM CAPITAL                   MFS TOTAL                  PIONEER STRATEGIC
                                                APPRECIATION PORTFOLIO          RETURN PORTFOLIO              INCOME PORTFOLIO
                                             --------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (11,088)  $    (14,242)  $     16,918   $     10,940   $     27,042   $     51,212
  Realized gain (loss) ..................       (167,535)      (341,308)        50,464        (13,174)       (19,616)       (38,902)
  Change in unrealized gain (loss)
    on investments ......................        212,789        599,078         64,466        189,423         48,604        114,870
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         34,166        243,528        131,848        187,189         56,030        127,180
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         10,590          3,000          8,372            240            120            120
  Participant transfers from other
    funding options .....................            246            432         70,396         66,784             --         43,225
  Administrative charges ................            (49)           (16)           (26)           (38)           (23)            (5)
  Contract surrenders ...................       (102,522)      (156,341)      (176,373)      (113,800)      (155,318)       (87,354)
  Participant transfers to other
    funding options .....................        (77,041)       (87,023)        (5,373)        (2,671)       (77,686)        (2,869)
  Other payments to participants ........        (55,704)       (77,718)        (3,688)       (36,778)          (966)      (144,487)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (224,480)      (317,666)      (106,692)       (86,263)      (233,873)      (191,370)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       (190,314)       (74,138)        25,156        100,926       (177,843)       (64,190)


NET ASSETS:
    Beginning of year ...................        993,605      1,067,743      1,399,939      1,299,013        727,062        791,252
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $    803,291   $    993,605   $  1,425,095   $  1,399,939   $    549,219   $    727,062
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        SMITH BARNEY                 SMITH BARNEY                   SMITH BARNEY                  SMITH BARNEY
         AGGRESSIVE                    LARGE CAP                LARGE CAPITALIZATION              MID CAP CORE
      GROWTH PORTFOLIO              VALUE PORTFOLIO               GROWTH PORTFOLIO                 PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (19,546)  $    (18,172)  $         66   $        (41)  $       (278)  $        (45)  $       (483)  $       (120)
      15,973        (80,190)             9           (523)           791              1          2,593              6

     167,807        596,339            997          3,506           (192)         1,592          2,249          2,866
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     164,234        497,977          1,072          2,942            321          1,548          4,359          2,752
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


          --          3,500             --             --             --             --             --             --

     226,244        582,742             --         11,935         24,587         31,131         22,964         35,235
         (45)          (156)            --             --             --             --             --             --
    (610,170)      (417,768)            --             --         (2,784)            --         (3,363)            --

     (29,629)       (19,454)            --        (12,456)       (31,621)            --        (26,751)            --
     (13,780)            --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (427,380)       148,864             --           (521)        (9,818)        31,131         (7,150)        35,235
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (263,146)       646,841          1,072          2,421         (9,497)        32,679         (2,791)        37,987



   2,093,641      1,446,800         11,795          9,374         32,679             --         37,987             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,830,495   $  2,093,641   $     12,867   $     11,795   $     23,182   $     32,679   $     35,196   $     37,987
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                EMERGING GROWTH                SMITH BARNEY
                                                COMSTOCK PORTFOLIO -          PORTFOLIO - CLASS II           SMALL CAP GROWTH
                                                  CLASS II SHARES                    SHARES               OPPORTUNITIES PORTFOLIO
                                             --------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       (362)  $       (133)  $        (42)  $        (48)  $     (8,622)  $     (8,064)
  Realized gain (loss) ..................            862             79              3           (205)        (3,863)      (101,238)
  Change in unrealized gain (loss)
    on investments ......................          7,965          6,993            202          1,185         98,933        352,780
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........          8,465          6,939            163            932         86,448        243,478
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........             --             --             --             --          2,160          4,000
  Participant transfers from other
    funding options .....................         38,215          5,668             --          2,834        184,933        151,833
  Administrative charges ................             --             --             --             --            (18)           (19)
  Contract surrenders ...................         (5,623)          (988)            --           (511)      (344,506)      (145,827)
  Participant transfers to other
    funding options .....................             --             --             --         (1,951)       (11,177)      (110,605)
  Other payments to participants ........             --             --             --             --             --         (3,491)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         32,592          4,680             --            372       (168,608)      (104,109)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         41,057         11,619            163          1,304        (82,160)       139,369


NET ASSETS:
    Beginning of year ...................         29,503         17,884          3,055          1,751        862,656        723,287
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $     70,560   $     29,503   $      3,218   $      3,055   $    780,496   $    862,656
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                    HIGH INCOME
      EQUITY - INCOME             GROWTH PORTFOLIO -                PORTFOLIO -               OVERSEAS PORTFOLIO -
 PORTFOLIO - INITIAL CLASS           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     34,179   $     48,057   $    (24,291)  $    (27,188)  $    137,126   $    112,269   $      3,716   $     (1,101)
     (12,593)      (389,385)      (455,516)      (860,078)      (324,001)      (229,558)      (161,724)      (271,906)

     360,476      1,607,873        515,463      1,778,241        303,935        512,227        229,617        619,125
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     382,062      1,266,545         35,656        890,975        117,060        394,938         71,609        346,118
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       4,615          1,500          4,781            350         10,000          1,744          4,781          1,895

      92,481        208,603          4,042        124,018         57,806        159,334         67,539         32,242
        (177)          (137)          (181)          (155)           (95)           (39)           (43)           (22)
  (1,978,036)    (1,222,780)    (1,001,462)      (827,557)      (886,077)      (274,572)      (524,731)      (341,372)

     (90,440)      (288,179)       (44,773)      (254,801)       (54,473)      (117,961)       (11,213)       (69,322)
     (75,660)      (128,969)       (24,576)       (74,531)       (10,754)       (11,108)            --         (6,697)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (2,047,217)    (1,429,962)    (1,062,169)    (1,032,676)      (883,593)      (242,602)      (463,667)      (383,276)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (1,665,155)      (163,417)    (1,026,513)      (141,701)      (766,533)       152,336       (392,058)       (37,158)



   5,217,918      5,381,335      3,456,134      3,597,835      1,852,270      1,699,934      1,011,133      1,048,291
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,552,763   $  5,217,918   $  2,429,621   $  3,456,134   $  1,085,737   $  1,852,270   $    619,075   $  1,011,133
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                              CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -      INDEX 500 PORTFOLIO -
                                                   INITIAL CLASS                 SERVICE CLASS 2              INITIAL CLASS
                                             --------------------------   ---------------------------   ---------------------------
                                                 2004           2003           2004           2003           2004           2003
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (32,163)  $    (29,071)  $     (4,168)  $     (2,406)  $     22,129   $     41,219
  Realized gain (loss) ..................         49,588       (305,136)         1,582         (4,835)       (66,601)      (780,178)
  Change in unrealized gain (loss)
    on investments ......................        557,454      1,584,232         53,722         60,618        412,001      2,348,732
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        574,879      1,250,025         51,136         53,377        367,529      1,609,773
                                            ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........          9,881          4,670         51,631          2,220          8,905          3,000
  Participant transfers from other
    funding options .....................        114,533        158,282        144,460          4,251        171,600        866,102
  Administrative charges ................           (147)          (138)            --            (14)          (334)          (384)
  Contract surrenders ...................     (1,855,936)    (1,208,175)       (15,917)       (17,557)    (2,086,988)    (3,647,734)
  Participant transfers to other
    funding options .....................        (43,413)      (285,292)        (2,911)       (29,624)      (120,949)      (490,325)
  Other payments to participants ........        (71,025)       (31,186)            --             --        (15,126)       (74,864)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (1,846,107)    (1,361,839)       177,263        (40,724)    (2,042,892)    (3,344,205)
                                            ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     (1,271,228)      (111,814)       228,399         12,653     (1,675,363)    (1,734,432)


NET ASSETS:
    Beginning of year ...................      5,436,018      5,547,832        236,261        223,608      5,348,464      7,082,896
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................   $  4,164,790   $  5,436,018   $    464,660   $    236,261   $  3,673,101   $  5,348,464
                                            ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       DYNAMIC CAPITAL
   APPRECIATION PORTFOLIO -
       SERVICE CLASS 2                    COMBINED
----------------------------    ----------------------------
    2004            2003            2004            2003
    ----            ----            ----            ----

$        (71)   $        (58)   $    228,782    $    258,479
          15              21      (3,135,006)     (8,948,542)

          50           1,306       7,891,609      24,028,328
------------    ------------    ------------    ------------


          (6)          1,269       4,985,385      15,338,265
------------    ------------    ------------    ------------


          --              --         327,460          92,578

          --           4,251       2,554,312       5,321,303
          --              --          (2,556)         (2,854)
          --            (745)    (19,874,750)    (20,528,685)

          --              --      (2,361,023)     (7,112,998)
          --              --      (1,107,491)     (1,573,867)
------------    ------------    ------------    ------------


          --           3,506     (20,464,048)    (23,804,523)
------------    ------------    ------------    ------------

          (6)          4,775     (15,478,663)     (8,466,258)



       5,401             626      71,754,297      80,220,555
------------    ------------    ------------    ------------
$      5,395    $      5,401    $ 56,275,634    $ 71,754,297
============    ============    ============    ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Citicorp Life Variable Annuity Separate Account ("Separate Account CLIC") is a separate account of Citicorp Life Insurance Company ("the Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by the company. Separate Account CLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account CLIC includes the CitiVariable Annuity and CitiElite Annuity products.

Participant purchase payments applied to Separate Account CLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, investments comprising Separate Account CLIC were:

  High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The Company AIM Variable Insurance Funds, Inc., Delaware business trust
      AIM V.I. Balanced Fund - Series I *
      AIM V.I. Capital Appreciation Fund - Series I
      AIM V.I. Core Equity Fund - Series I
      AIM V.I. Government Securities Fund - Series I
      AIM V.I. Growth Fund - Series I
      AIM V.I. International Growth Fund - Series I
      AIM V.I. Premier Equity Fund - Series I
  AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
      AllianceBernstein Growth and Income Portfolio - Class B
      AllianceBernstein Premier Growth Portfolio - Class B
      AllianceBernstein Technology Portfolio - Class B
  Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
      Franklin Small Cap Fund - Class 2 Shares
      Templeton Foreign Securities Fund - Class 2 Shares
  Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
    Company
      Appreciation Portfolio
      Equity Index Portfolio - Class II Shares
      Fundamental Value Portfolio
  MFS Variable Insurance Trust, Massachusetts business trust
      MFS(R) Bond Series
      MFS(R) Emerging Growth Series
      MFS(R) Money Market Series
      MFS(R) Research Series
      MFS(R) Strategic Income Series
      MFS(R) Total Return Series
  PIMCO Variable Insurance Trust, Massachusetts business trust
      Total Return Portfolio - Administrative Class
  Putnam Variable Trust, Massachusetts business trust
      Putnam VT International Equity Fund - Class IB Shares *
      Putnam VT Small Cap Value Fund - Class IB Shares
  Salomon Brothers Variable Series Funds Inc., Maryland business trust,
    Affiliate of The Company
      All Cap Fund - Class I
      High Yield Bond Fund - Class I
      Investors Fund - Class I
      Total Return Fund - Class I
  Smith Barney Investment Series, Massachusetts business trust, Affiliate of The
    Company
      SB Government Portfolio - Class A
      Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap
        Core Portfolio)
      Smith Barney Growth and Income Portfolio
      Smith Barney Premier Selections All Cap Growth Portfolio

  The Travelers Series Trust, Massachusetts business trust, Affiliate of The
    Company
      Equity Income Portfolio
      Large Cap Portfolio
      Merrill Lynch Large Cap Core Portfolio
      MFS Emerging Growth Portfolio
      MFS Mid Cap Growth Portfolio
      Travelers Quality Bond Portfolio
  Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
      AIM Capital Appreciation Portfolio
      MFS Total Return Portfolio
      Pioneer Strategic Income Portfolio
      Smith Barney Aggressive Growth Portfolio
      Smith Barney International All Cap Growth Portfolio *
      Smith Barney Large Cap Value Portfolio
      Smith Barney Large Capitalization Growth Portfolio
      Smith Barney Mid Cap Core Portfolio
  Van Kampen Life Investment Trust, Delaware business trust
      Comstock Portfolio - Class II Shares
      Emerging Growth Portfolio - Class II Shares
  Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
    Company
      Smith Barney Small Cap Growth Opportunities Portfolio
  Variable Insurance Products Fund, Massachusetts business trust
      Equity - Income Portfolio - Initial Class
      Growth Portfolio - Initial Class
      High Income Portfolio - Initial Class
      Overseas Portfolio - Initial Class
  Variable Insurance Products Fund II, Massachusetts business trust
      Contrafund(R) Portfolio - Initial Class
      Contrafund(R) Portfolio - Service Class 2
      Index 500 Portfolio - Initial Class
  Variable Insurance Products Fund III, Massachusetts business trust
      Dynamic Capital Appreciation Portfolio - Service Class 2

*     No assets for the period

Not all funds may be available in all states or to all contract owners.

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  CLIC  in  the  preparation  of  its  financial
statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account CLIC form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account CLIC. Separate Account CLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account CLIC adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment
Companies. It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $4,005,011 and $24,141,530 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $60,645,206 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $2,553,127. Gross unrealized depreciation for all investments at December 31, 2004 was $6,922,849.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                                   CLIC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Asset-based Charges
                                                                                                 -----------------------------------
         Separate Account Charge (1)                                                                                       Total
          (as identified in Note 5)                Product                                         M&E         ADM         Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.99%                      CitiVariable Annuity Contracts (Applies to
                                                     contracts issued prior to February 1, 1999)  0.84%       0.15%        0.99%

Separate Account Charge 1.40% (CE)                 CitiElite Annuity Contracts                    1.25%       0.15%        1.40%

Separate Account Charge 1.40% (CV)                 CitiVariable Annuity Contracts (Applies to
                                                     contracts issued on or after February 1,
                                                     1999)                                        1.25%       0.15%        1.40%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

Annual charges are assessed through the redemption of units in the accumulation phase and paid to the Company to cover contract administrative charges as follows;

-----------------------------------------------------------------------------------------------------------------------------------
Product                                            Annual charge
-----------------------------------------------------------------------------------------------------------------------------------
CitiVariable Annuity Contracts                     $30 - waived if the contract value is at least $25,000 or if $2,500 has been added ($2,000 for Qualified Contracts) to the contract in the last
                                                         12 months

CitiElite                                          $30 for all contracts
-----------------------------------------------------------------------------------------------------------------------------------

The Company will apply a withdrawal charge, assessed through the redemption of units, as a percentage of purchase payments withdrawn as follows;

--------------------------------------------------------------------------------
Product                           Withdrawal/Surrender charge
--------------------------------------------------------------------------------

CitiVariable Annuity Contracts    Up to 7% decreasing to 0% in years 5 and later

CitiElite                         Up to 7% decreasing to 0% in years 7 and later
--------------------------------------------------------------------------------

In the annuity phase of the CitiElite product, if the Variable Liquidity Benefit is selected, a withdrawal charge will be applied to the amount withdrawn. The maximum charge is 7% decreasing to 0% in years seven and later and assessed through the redemption of units.

Contract withdrawal/surrender payments for CLIC include $87,740 and $131,435 for the years ended December 31, 2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                           DECEMBER 31, 2004
                                                                            ------------------------------------------------

                                                                            ACCUMULATION        UNIT
                                                                                UNITS           VALUE            NET ASSETS
                                                                            ------------      --------          ------------
High Yield Bond Trust
    Separate Account Charges 1.40% (CE) ..............................         1,174,323      $  1.499          $  1,760,497

Money Market Portfolio
    Separate Account Charges 1.40% (CE) ..............................           158,442         1.083               171,743

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series I
    Separate Account Charges 0.99% ...................................           924,888         1.917             1,772,456
    Separate Account Charges 1.40% (CV) ..............................           108,707         1.858               202,000
  AIM V.I. Core Equity Fund - Series I
    Separate Account Charges 0.99% ...................................           881,396         1.427             1,257,665
    Separate Account Charges 1.40% (CV) ..............................           134,917         1.384               186,668
  AIM V.I. Government Securities Fund - Series I
    Separate Account Charges 0.99% ...................................           529,836         1.398               740,824
    Separate Account Charges 1.40% (CV) ..............................           214,671         1.365               292,975
  AIM V.I. Growth Fund - Series I
    Separate Account Charges 0.99% ...................................           303,999         1.054               320,438
    Separate Account Charges 1.40% (CV) ..............................            70,771         1.022                72,334
  AIM V.I. International Growth Fund - Series I
    Separate Account Charges 0.99% ...................................         1,493,868         1.328             1,983,167
    Separate Account Charges 1.40% (CV) ..............................           188,323         1.287               242,413
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.99% ...................................         2,439,090         1.312             3,199,594
    Separate Account Charges 1.40% (CE) ..............................           536,022         0.618               331,038
    Separate Account Charges 1.40% (CV) ..............................           516,665         1.272               657,187

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 0.99% ...................................                --         1.039                    --
    Separate Account Charges 1.40% (CE) ..............................            83,823         1.024                85,812
    Separate Account Charges 1.40% (CV) ..............................                --         1.024                    --
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 0.99% ...................................                --         0.782                    --
    Separate Account Charges 1.40% (CE) ..............................             5,192         0.770                 4,002
    Separate Account Charges 1.40% (CV) ..............................                --         0.770                    --
  AllianceBernstein Technology Portfolio - Class B
    Separate Account Charges 1.40% (CE) ..............................           255,593         0.402               102,802

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.40% (CE) ..............................           356,715         1.156               412,941
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% (CE) ..............................           923,580         1.128             1,042,403

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.99% ...................................         1,331,822         1.081             1,440,318
    Separate Account Charges 1.40% (CE) ..............................           115,814         1.065               123,310
    Separate Account Charges 1.40% (CV) ..............................            74,863         1.065                79,708
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% (CE) ..............................           126,673         2.889               365,826

                                                                                           DECEMBER 31, 2004
                                                                            ------------------------------------------------

                                                                            ACCUMULATION        UNIT
                                                                                UNITS           VALUE            NET ASSETS
                                                                            ------------      --------          ------------
Greenwich Street Series Fund (continued)
  Fundamental Value Portfolio
    Separate Account Charges 0.99% ...................................                --      $  1.065          $         --
    Separate Account Charges 1.40% (CE) ..............................           251,116         1.049               263,533
    Separate Account Charges 1.40% (CV) ..............................                --         1.049                    --

MFS Variable Insurance Trust
  MFS(R) Bond Series
    Separate Account Charges 0.99% ...................................           570,480         1.585               904,023
    Separate Account Charges 1.40% (CV) ..............................           218,742         1.547               338,336
  MFS(R) Emerging Growth Series
    Separate Account Charges 0.99% ...................................         1,283,969         1.343             1,723,773
    Separate Account Charges 1.40% (CV) ..............................           364,760         1.302               474,830
  MFS(R) Money Market Series
    Separate Account Charges 0.99% ...................................           331,007         1.264               418,388
    Separate Account Charges 1.40% (CV) ..............................            55,226         1.234                68,136
  MFS(R) Research Series
    Separate Account Charges 0.99% ...................................         1,024,869         1.343             1,375,747
    Separate Account Charges 1.40% (CV) ..............................           176,503         1.302               229,739
  MFS(R) Strategic Income Series
    Separate Account Charges 0.99% ...................................            83,628         1.522               127,316
    Separate Account Charges 1.40% (CV) ..............................             8,802         1.486                13,080
  MFS(R) Total Return Series
    Separate Account Charges 0.99% ...................................         1,140,381         1.795             2,046,758
    Separate Account Charges 1.40% (CV) ..............................           413,872         1.752               725,037

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.99% ...................................                --         1.234                    --
    Separate Account Charges 1.40% (CE) ..............................           403,393         1.216               490,377
    Separate Account Charges 1.40% (CV) ..............................                --         1.216                    --

Putnam Variable Trust
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.99% ...................................                --         1.655                    --
    Separate Account Charges 1.40% (CE) ..............................           147,002         1.630               239,629
    Separate Account Charges 1.40% (CV) ..............................                --         1.630                    --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% (CE) ..............................           904,408         1.408             1,273,050
  High Yield Bond Fund - Class I
    Separate Account Charges 1.40% (CE) ..............................           214,739         1.489               319,830
  Investors Fund - Class I
    Separate Account Charges 1.40% (CE) ..............................         1,221,699         1.173             1,433,390
  Total Return Fund - Class I
    Separate Account Charges 1.40% (CE) ..............................           478,954         1.144               547,796

Smith Barney Investment Series
  SB Government Portfolio - Class A
    Separate Account Charges 1.40% (CE) ..............................             6,017         1.246                 7,499

                                                                                           DECEMBER 31, 2004
                                                                            ------------------------------------------------

                                                                            ACCUMULATION        UNIT
                                                                                UNITS           VALUE            NET ASSETS
                                                                            ------------      --------          ------------
Smith Barney Investment Series (continued)
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 1.40% (CE) ..............................            76,866      $  0.844          $     64,836
  Smith Barney Growth and Income Portfolio
    Separate Account Charges 1.40% (CE) ..............................           201,140         0.918               184,604
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% (CE) ..............................           112,013         1.135               127,168

The Travelers Series Trust
  Equity Income Portfolio
    Separate Account Charges 1.40% (CE) ..............................           105,300         1.193               125,603
  Large Cap Portfolio
    Separate Account Charges 1.40% (CE) ..............................         2,828,219         0.828             2,342,078
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% (CE) ..............................           437,559         0.866               378,653
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% (CE) ..............................           494,418         0.468               231,221
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% (CE) ..............................         1,014,918         0.978               992,496
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% (CE) ..............................           343,420         1.257               431,826

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% (CE) ..............................           864,385         0.931               803,291
  MFS Total Return Portfolio
    Separate Account Charges 1.40% (CE) ..............................         1,079,435         1.321             1,425,095
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% (CE) ..............................           400,755         1.370               549,219
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.99% ...................................         1,490,461         1.011             1,507,458
    Separate Account Charges 1.40% (CE) ..............................           232,317         0.996               231,332
    Separate Account Charges 1.40% (CV) ..............................            92,095         0.996                91,705
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 0.99% ...................................                --         0.940                    --
    Separate Account Charges 1.40% (CE) ..............................            13,899         0.926                12,867
    Separate Account Charges 1.40% (CV) ..............................                --         0.926                    --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.99% ...................................                --         1.000                    --
    Separate Account Charges 1.40% (CE) ..............................            23,523         0.986                23,182
    Separate Account Charges 1.40% (CV) ..............................                --         0.986                    --
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 0.99% ...................................                --         1.066                    --
    Separate Account Charges 1.40% (CE) ..............................            33,519         1.050                35,196
    Separate Account Charges 1.40% (CV) ..............................                --         1.050                    --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.99% ...................................                --         1.110                    --
    Separate Account Charges 1.40% (CE) ..............................            64,521         1.094                70,560
    Separate Account Charges 1.40% (CV) ..............................                --         1.094                    --

                                                                                           DECEMBER 31, 2004
                                                                            ------------------------------------------------

                                                                            ACCUMULATION        UNIT
                                                                                UNITS           VALUE            NET ASSETS
                                                                            ------------      --------          ------------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.99% ...................................                --      $  0.731          $         --
    Separate Account Charges 1.40% (CE) ..............................             4,471         0.720                 3,218
    Separate Account Charges 1.40% (CV) ..............................                --         0.720                    --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.99% ...................................           250,991         1.523               382,147
    Separate Account Charges 1.40% (CE) ..............................           227,493         1.504               342,233
    Separate Account Charges 1.40% (CV) ..............................            38,011         1.476                56,116

Variable Insurance Products Fund
  Equity - Income Portfolio - Initial Class
    Separate Account Charges 0.99% ...................................         1,906,330         1.674             3,191,061
    Separate Account Charges 1.40% (CV) ..............................           222,844         1.623               361,702
  Growth Portfolio - Initial Class
    Separate Account Charges 0.99% ...................................           670,916         2.265             1,519,425
    Separate Account Charges 1.40% (CV) ..............................           414,488         2.196               910,196
  High Income Portfolio - Initial Class
    Separate Account Charges 0.99% ...................................           818,334         1.083               886,495
    Separate Account Charges 1.40% (CV) ..............................           188,444         1.057               199,242
  Overseas Portfolio - Initial Class
    Separate Account Charges 0.99% ...................................           427,381         1.349               576,334
    Separate Account Charges 1.40% (CV) ..............................            32,687         1.308                42,741

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Initial Class
    Separate Account Charges 0.99% ...................................         1,550,731         2.006             3,110,490
    Separate Account Charges 1.40% (CV) ..............................           542,077         1.945             1,054,300
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% (CE) ..............................           449,837         1.033               464,660
  Index 500 Portfolio - Initial Class
    Separate Account Charges 0.99% ...................................         2,046,356         1.568             3,208,876
    Separate Account Charges 1.40% (CV) ..............................           305,312         1.521               464,225

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.99% ...................................                --         0.984                    --
    Separate Account Charges 1.40% (CE) ..............................             5,564         0.969                 5,395
    Separate Account Charges 1.40% (CV) ..............................                --         0.969                    --
                                                                                                                ------------

Net Contract Owners' Equity ..........................................                                          $ 56,275,634
                                                                                                                ============

6. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                               -----------------------------------------------------

INVESTMENTS                                                                       NO. OF        MARKET       COST OF       PROCEEDS
                                                                                  SHARES        VALUE       PURCHASES     FROM SALES
                                                                               -----------   -----------   -----------   -----------
HIGH YIELD BOND TRUST (3.1%)
    Total (Cost $1,632,188)                                                        177,649   $ 1,760,497   $   173,308   $   218,910
                                                                               -----------   -----------   -----------   -----------

MONEY MARKET PORTFOLIO (0.3%)
    Total (Cost $171,593)                                                          171,593       171,593       163,420       194,606
                                                                               -----------   -----------   -----------   -----------

AIM VARIABLE INSURANCE FUNDS, INC. (20.0%)
  AIM V.I. Capital Appreciation Fund - Series I (Cost $2,298,295)                   87,019     1,974,456        13,767       602,418
  AIM V.I. Core Equity Fund - Series I (Cost $1,564,114)                            63,909     1,444,333        27,173       560,166
  AIM V.I. Government Securities Fund - Series I (Cost $989,386)                    85,650     1,033,799        39,034       820,345
  AIM V.I. Growth Fund - Series I (Cost $622,284)                                   24,472       392,772         8,390       280,439
  AIM V.I. International Growth Fund - Series I (Cost $2,283,195)                  112,574     2,225,580        42,463       753,628
  AIM V.I. Premier Equity Fund - Series I (Cost $5,279,183)                        196,611     4,187,819        91,042     1,935,241
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $13,036,457)                                                       570,235    11,258,759       221,869     4,952,237
                                                                               -----------   -----------   -----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.3%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $70,872)             3,595        85,812           593         2,526
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $3,518)                   173         4,002            --            54
  AllianceBernstein Technology Portfolio - Class B (Cost $184,429)                   6,817       102,802         8,966         4,771
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $258,819)                                                           10,585       192,616         9,559         7,351
                                                                               -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (2.6%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $473,241)                          21,253       412,941        49,825        89,793
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $1,219,697)              72,641     1,042,403       116,699       193,562
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $1,692,938)                                                         93,894     1,455,344       166,524       283,355
                                                                               -----------   -----------   -----------   -----------

GREENWICH STREET SERIES FUND (4.0%)
  Appreciation Portfolio (Cost $1,533,334)                                          70,138     1,643,336        39,322       720,101
  Equity Index Portfolio - Class II Shares (Cost $418,605)                          12,392       365,826         4,780       109,755
  Fundamental Value Portfolio (Cost $238,401)                                       12,490       263,533       102,006        23,731
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $2,190,340)                                                         95,020     2,272,695       146,108       853,587
                                                                               -----------   -----------   -----------   -----------

MFS VARIABLE INSURANCE TRUST (15.0%)
  MFS(R) Bond Series (Cost $1,155,707)                                             102,168     1,242,359        98,401       723,087
  MFS(R) Emerging Growth Series (Cost $3,031,736)                                  125,491     2,198,603        19,541       881,510
  MFS(R) Money Market Series (Cost $486,524)                                       486,524       486,524        48,247       644,141
  MFS(R) Research Series (Cost $1,899,870)                                         104,934     1,605,486        35,068       735,399
  MFS(R) Strategic Income Series (Cost $129,452)                                    12,480       140,396        17,796        70,433
  MFS(R) Total Return Series (Cost $2,323,955)                                     129,342     2,771,795       191,591     1,777,326
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $9,027,244)                                                        960,939     8,445,163       410,644     4,831,896
                                                                               -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (0.9%)
  Total Return Portfolio - Administrative Class
    Total (Cost $483,895)                                                           46,658       490,377       220,751       144,504
                                                                               -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.4%)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Total (Cost $203,478)                                                           10,515       239,629       196,199        16,119
                                                                               -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                               -----------------------------------------------------

INVESTMENTS                                                                       NO. OF        MARKET       COST OF       PROCEEDS
                                                                                  SHARES        VALUE       PURCHASES     FROM SALES
                                                                               -----------   -----------   -----------   -----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (6.4%)
  All Cap Fund - Class I (Cost $1,115,102)                                          75,642   $ 1,273,050   $    87,485   $    86,675
  High Yield Bond Fund - Class I (Cost $297,584)                                    32,371       319,830        65,684        98,449
  Investors Fund - Class I (Cost $1,265,002)                                       103,794     1,433,390        38,834       134,026
  Total Return Fund - Class I (Cost $498,975)                                       48,607       547,796        20,523       108,919
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $3,176,663)                                                        260,414     3,574,066       212,526       428,069
                                                                               -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.7%)
  SB Government Portfolio - Class A (Cost $7,028)                                      662         7,499           284           105
  Smith Barney Dividend Strategy Portfolio (Cost $81,032)                            7,301        64,836         1,242        27,252
  Smith Barney Growth and Income Portfolio (Cost $198,106)                          19,350       184,604         2,465        30,925
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $128,499)          10,484       127,168            --        66,928
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $414,665)                                                           37,797       384,107         3,991       125,210
                                                                               -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (8.0%)
  Equity Income Portfolio (Cost $120,459)                                            7,315       125,603       102,162        34,528
  Large Cap Portfolio (Cost $3,199,626)                                            168,132     2,342,078        34,938       396,840
  Merrill Lynch Large Cap Core Portfolio (Cost $464,829)                            41,840       378,653         9,914       161,947
  MFS Emerging Growth Portfolio (Cost $393,183)                                     21,937       231,221           671        41,832
  MFS Mid Cap Growth Portfolio (Cost $1,733,060)                                   126,433       992,496        31,753       161,551
  Travelers Quality Bond Portfolio (Cost $433,849)                                  39,150       431,826        20,887       310,720
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $6,345,006)                                                        404,807     4,501,877       200,325     1,107,418
                                                                               -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (8.3%)
  AIM Capital Appreciation Portfolio (Cost $1,253,083)                              75,074       803,291        10,554       246,320
  MFS Total Return Portfolio (Cost $1,341,392)                                      83,144     1,425,095       190,679       243,370
  Pioneer Strategic Income Portfolio (Cost $578,789)                                58,552       549,219       122,228       329,196
  Smith Barney Aggressive Growth Portfolio (Cost $1,715,382)                       137,425     1,830,495       214,146       654,540
  Smith Barney Large Cap Value Portfolio (Cost $11,594)                                713        12,867           235           171
  Smith Barney Large Capitalization Growth Portfolio (Cost $21,782)                  1,613        23,182        24,666        34,768
  Smith Barney Mid Cap Core Portfolio (Cost $30,081)                                 2,461        35,196        22,958        30,598
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $4,952,103)                                                        358,982     4,679,345       585,466     1,538,963
                                                                               -----------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $54,478)                                5,154        70,560        38,444         6,219
  Emerging Growth Portfolio - Class II Shares (Cost $2,828)                            125         3,218            --            42
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $57,306)                                                             5,279        73,778        38,444         6,261
                                                                               -----------   -----------   -----------   -----------

VARIABLE ANNUITY PORTFOLIOS (1.4%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $722,662)                                                           68,465       780,496       206,622       367,508
                                                                               -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND (13.7%)
  Equity - Income Portfolio - Initial Class (Cost $3,328,741)                      140,038     3,552,763       171,699     2,166,540
  Growth Portfolio - Initial Class (Cost $3,291,835)                                75,902     2,429,621        12,693     1,099,685
  High Income Portfolio - Initial Class (Cost $1,378,049)                          155,105     1,085,737       219,908       966,649
  Overseas Portfolio - Initial Class (Cost $707,107)                                35,335       619,075        87,022       547,113
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $8,705,732)                                                        406,380     7,687,196       491,322     4,779,987
                                                                               -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND II (14.8%)
  Contrafund(R) Portfolio - Initial Class (Cost $3,651,680)                        156,453     4,164,790       124,896     2,003,958
  Contrafund(R) Portfolio - Service Class 2 (Cost $396,541)                         17,634       464,660       196,118        23,068
  Index 500 Portfolio - Initial Class (Cost $3,521,822)                             26,665     3,673,101       236,919     2,258,450
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $7,570,043)                                                        200,752     8,302,551       557,933     4,285,476
                                                                               -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                               -----------------------------------------------------

INVESTMENTS                                                                       NO. OF        MARKET       COST OF       PROCEEDS
                                                                                  SHARES        VALUE       PURCHASES     FROM SALES
                                                                               -----------   -----------   -----------   -----------
VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Total (Cost $4,074)                                                                759   $     5,395   $        --   $        73
                                                                               -----------   -----------   -----------   -----------

TOTAL INVESTMENTS (100%)
  (COST $60,645,206)                                                                         $56,275,484   $ 4,005,011   $24,141,530
                                                                                             ===========   ===========   ===========

7. FINANCIAL HIGHLIGHTS

                                                                                                        EXPENSE          TOTAL
                                           YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                          ENDED     UNITS      LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                          DEC 31    (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                          ------    ------    -----------     -------  -------------  -----------  -----------------
HIGH YIELD BOND TRUST                      2004      1,174           1.499      1,760        6.48            1.40               7.22
                                           2003      1,270           1.398      1,775        7.51            1.40              27.32
                                           2002      1,328           1.098      1,458       14.13            1.40               3.20
                                           2001      1,467           1.064      1,562        5.93            1.40               8.02

MONEY MARKET PORTFOLIO                     2004        158           1.083        172        0.98            1.40             (0.37)
                                           2003        187           1.087        203        0.77            1.40             (0.64)
                                           2002        210           1.094        230        1.39            1.40                 --
                                           2001        455           1.094        498        3.72            1.40               2.24
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -     2004      1,034   1.858 - 1.917      1,974          --     0.99 - 1.40        5.15 - 5.62
    Series I                               2003      1,349   1.767 - 1.815      2,443          --     0.99 - 1.40      27.67 - 28.18
                                           2002      1,923   1.384 - 1.416      2,716          --     0.99 - 1.40  (25.39) - (25.08)
                                           2001      2,472   1.855 - 1.890      4,666          --     0.99 - 1.40  (24.38) - (24.04)

  AIM V.I. Core Equity Fund - Series I     2004      1,016   1.384 - 1.427      1,444        0.84     0.99 - 1.40        7.45 - 7.86
                                           2003      1,412   1.288 - 1.323      1,858        0.83     0.99 - 1.40      22.67 - 23.18
                                           2002      2,535   1.050 - 1.074      2,714        0.29     0.99 - 1.40  (16.73) - (16.36)
                                           2001      3,294   1.261 - 1.284      4,222        0.04     0.99 - 1.40  (23.90) - (23.62)

  AIM V.I. Government Securities Fund -    2004        745   1.365 - 1.398      1,034        2.78     0.99 - 1.40        1.19 - 1.53
    Series I                               2003      1,328   1.349 - 1.377      1,816        2.07     0.99 - 1.40      (0.37) - 0.07
                                           2002      2,057   1.354 - 1.376      2,818        1.88     0.99 - 1.40        8.06 - 8.52
                                           2001      2,154   1.253 - 1.268      2,721        3.09     0.99 - 1.40        4.94 - 5.40

  AIM V.I. Growth Fund - Series I          2004        375   1.022 - 1.054        393          --     0.99 - 1.40        6.68 - 7.11
                                           2003        646   0.958 - 0.984        631          --     0.99 - 1.40      29.46 - 29.99
                                           2002      1,011   0.740 - 0.757        762          --     0.99 - 1.40  (31.92) - (31.68)
                                           2001      1,247   1.087 - 1.108      1,377        0.19     0.99 - 1.40  (34.83) - (34.52)

  AIM V.I. International Growth Fund -     2004      1,682   1.287 - 1.328      2,226        0.57     0.99 - 1.40      22.22 - 22.85
    Series I                               2003      2,288   1.053 - 1.081      2,467        0.51     0.99 - 1.40      27.33 - 27.78
                                           2002      3,201   0.827 - 0.846      2,704        0.51     0.99 - 1.40  (16.88) - (16.49)
                                           2001      4,009   0.995 - 1.013      4,058        0.28     0.99 - 1.40  (24.56) - (24.35)

  AIM V.I. Premier Equity Fund -           2004      3,492   0.618 - 1.312      4,188        0.38     0.99 - 1.40        4.26 - 4.71
    Series I                               2003      5,077   0.592 - 1.253      5,824        0.28     0.99 - 1.40      23.33 - 23.94
                                           2002      6,631   0.480 - 1.011      6,211        0.29     0.99 - 1.40  (31.23) - (30.99)
                                           2001      8,395   0.698 - 1.465     11,490        0.12     0.99 - 1.40  (13.83) - (13.42)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                    2004         84           1.024         86        0.73            1.40               9.75
                                           2003         85           0.933         80        0.85            1.40              30.31
                                           2002         85           0.716         61        0.51            1.40            (23.34)
                                           2001         10           0.934          9        0.56            1.40             (6.04)
  AllianceBernstein Premier Growth
    Portfolio - Class B                    2004          5           0.770          4          --            1.40               6.80
                                           2003          5           0.721          4          --            1.40              21.59
                                           2002          5           0.593          3          --            1.40            (15.53)
  AllianceBernstein Technology Portfolio
    - Class B                              2004        256           0.402        103          --            1.40               3.61
                                           2003        242           0.388         94          --            1.40              41.61
                                           2002        371           0.274        102          --            1.40            (42.56)
                                           2001        545           0.477        260          --            1.40            (26.50)

                                                                                                        EXPENSE          TOTAL
                                           YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                          ENDED     UNITS      LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                          DEC 31    (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                          ------    ------    -----------     -------  -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2        2004        357           1.156        413          --            1.40               9.89
    Shares                                 2003        386           1.052        406          --            1.40              35.39
                                           2002        434           0.777        338        0.26            1.40            (29.68)
                                           2001        484           1.105        535        0.39            1.40            (16.48)
  Templeton Foreign Securities Fund -
    Class 2 Shares                         2004        924           1.128      1,042        1.10            1.40              16.89
                                           2003        995           0.965        960        1.72            1.40              30.41
                                           2002      1,168           0.740        866        1.64            1.40            (19.65)
                                           2001      1,313           0.921      1,211        2.98            1.40            (17.25)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                   2004      1,522   1.065 - 1.081      1,643        0.97     0.99 - 1.40        7.36 - 7.67
                                           2003      2,186   0.992 - 1.004      2,191        0.58     0.99 - 1.40      22.77 - 23.34
                                           2002      2,778   0.808 - 0.814      2,260        1.17     0.99 - 1.40  (18.63) - (18.36)
                                           2001      4,815   0.993 - 0.997      4,799        1.13     0.99 - 1.40    (4.43) - (4.13)

  Equity Index Portfolio - Class II        2004        127           2.889        366        1.18            1.40               8.73
    Shares                                 2003        166           2.657        440        0.94            1.40              25.98
                                           2002        192           2.109        405        1.64            1.40            (23.48)
                                           2001        265           2.756        730        0.67            1.40            (13.58)

  Fundamental Value Portfolio              2004        251           1.049        264        0.75            1.40               6.71
                                           2003        179           0.983        176        0.66            1.40              36.72
                                           2002        164           0.719        118        1.54            1.40            (22.44)
                                           2001         56           0.927         52        0.68            1.40             (7.11)
MFS VARIABLE INSURANCE TRUST
  MFS(R) Bond Series                       2004        789   1.547 - 1.585      1,242        6.30     0.99 - 1.40        4.60 - 5.04
                                           2003      1,251   1.479 - 1.509      1,878        6.04     0.99 - 1.40        7.88 - 8.25
                                           2002      2,136   1.371 - 1.394      2,967        5.68     0.99 - 1.40        7.36 - 7.89
                                           2001      2,461   1.277 - 1.292      3,172        5.96     0.99 - 1.40        7.22 - 7.58

  MFS(R) Emerging Growth Series            2004      1,649   1.302 - 1.343      2,199          --     0.99 - 1.40      11.38 - 11.82
                                           2003      2,329   1.169 - 1.201      2,782          --     0.99 - 1.40      28.46 - 29.00
                                           2002      3,550   0.910 - 0.931      3,295          --     0.99 - 1.40  (34.72) - (34.44)
                                           2001      4,890   1.394 - 1.420      6,927          --     0.99 - 1.40  (34.40) - (34.14)

  MFS(R) Money Market Series               2004        386   1.234 - 1.264        487        0.73     0.99 - 1.40    (0.56) - (0.24)
                                           2003        856   1.241 - 1.267      1,083        0.64     0.99 - 1.40    (0.80) - (0.31)
                                           2002      2,832   1.251 - 1.271      3,594        1.28     0.99 - 1.40      (0.16) - 0.24
                                           2001      2,570   1.253 - 1.268      3,251        3.49     0.99 - 1.40        2.29 - 2.76

  MFS(R) Research Series                   2004      1,201   1.302 - 1.343      1,605        1.12     0.99 - 1.40      14.31 - 14.79
                                           2003      1,776   1.139 - 1.170      2,071        0.70     0.99 - 1.40      22.87 - 23.42
                                           2002      2,571   0.927 - 0.948      2,430        0.28     0.99 - 1.40  (25.54) - (25.30)
                                           2001      3,531   1.245 - 1.269      4,472        0.01     0.99 - 1.40  (22.38) - (22.00)

  MFS(R) Strategic Income Series           2004         92   1.486 - 1.522        140        6.18     0.99 - 1.40        6.22 - 6.66
                                           2003        135   1.399 - 1.427        193        5.79     0.99 - 1.40        8.87 - 9.26
                                           2002        243   1.285 - 1.306        317        4.14     0.99 - 1.40        6.91 - 7.31
                                           2001        359   1.202 - 1.217        437        3.70     0.99 - 1.40        3.26 - 3.75

  MFS(R) Total Return Series               2004      1,554   1.752 - 1.795      2,772        1.83     0.99 - 1.40       9.77 - 10.26
                                           2003      2,523   1.596 - 1.628      4,091        1.83     0.99 - 1.40      14.74 - 15.13
                                           2002      3,542   1.391 - 1.414      4,995        1.78     0.99 - 1.40    (6.52) - (6.11)
                                           2001      4,481   1.488 - 1.506      6,738        2.15     0.99 - 1.40    (1.13) - (0.73)

                                                                                                        EXPENSE          TOTAL
                                           YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                          ENDED     UNITS      LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                          DEC 31    (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                          ------    ------    -----------     -------  -------------  -----------  -----------------
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio -                 2004        403           1.216        490        1.89            1.40               3.49
    Administrative Class                   2003        348           1.175        409        2.76            1.40               3.52
                                           2002        197           1.135        223        4.04            1.40               7.58
                                           2001         87           1.055         92        0.83            1.40             (0.28)
PUTNAM VARIABLE TRUST
  Putnam VT Small Cap Value Fund - Class
    IB Shares                              2004        147           1.630        240        0.04            1.40              24.43
                                           2003         21           1.310         27        0.64            1.40              47.52
                                           2002         60           0.888         53        0.09            1.40            (19.35)
                                           2001         13           1.101         14          --            1.40               7.10
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                   2004        904           1.408      1,273        0.55            1.40               6.83
                                           2003        896           1.318      1,180        0.24            1.40              37.15
                                           2002      1,106           0.961      1,064        0.37            1.40            (26.13)
                                           2001      1,332           1.301      1,733        0.70            1.40               0.46

  High Yield Bond Fund - Class I           2004        215           1.489        320        5.94            1.40               9.49
                                           2003        248           1.360        337        6.58            1.40              22.52
                                           2002        244           1.110        271        7.28            1.40               5.82
                                           2001        252           1.049        265        7.75            1.40               3.66

  Investors Fund - Class I                 2004      1,222           1.173      1,433        1.45            1.40               8.81
                                           2003      1,309           1.078      1,411        1.37            1.40              30.51
                                           2002      1,513           0.826      1,250        1.13            1.40            (24.15)
                                           2001      1,580           1.089      1,720        0.73            1.40             (5.47)

  Total Return Fund - Class I              2004        479           1.144        548        1.67            1.40               7.22
                                           2003        570           1.067        608        1.46            1.40              14.36
                                           2002        788           0.933        735        1.38            1.40             (8.17)
                                           2001        845           1.016        859        2.31            1.40             (2.21)
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A        2004          6           1.246          7        3.84            1.40               1.63
                                           2003          6           1.226          7        1.44            1.40             (0.65)
                                           2002         28           1.234         34        1.71            1.40               6.38
                                           2001         47           1.160         54          --            1.40               4.41

  Smith Barney Dividend Strategy           2004         77           0.844         65        0.88            1.40               1.93
    Portfolio                              2003        108           0.828         89        0.41            1.40              21.76
                                           2002        115           0.680         78        0.37            1.40            (27.04)
                                           2001        337           0.932        314          --            1.40            (15.66)

                                                                                                        EXPENSE          TOTAL
                                           YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                          ENDED     UNITS      LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                          DEC 31    (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                          ------    ------    -----------     -------  -------------  -----------  -----------------
SMITH BARNEY INVESTMENT SERIES (CONTINUED)
  Smith Barney Growth and Income           2004        201           0.918        185        1.10            1.40               6.74
    Portfolio                              2003        234           0.860        201        0.58            1.40              28.36
                                           2002        242           0.670        162        0.67            1.40            (23.25)
                                           2001        318           0.873        277          --            1.40            (12.00)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                   2004        112           1.135        127          --            1.40               1.43
                                           2003        171           1.119        191          --            1.40              32.43
                                           2002        164           0.845        138        0.06            1.40            (27.84)
                                           2001        222           1.171        259          --            1.40            (15.33)
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                  2004        105           1.193        126        2.24            1.40               8.36
                                           2003         50           1.101         55        0.88            1.40              29.38
                                           2002         58           0.851         49        1.14            1.40            (15.15)
                                           2001         47           1.003         47        1.22            1.40             (7.90)

  Large Cap Portfolio                      2004      2,828           0.828      2,342        0.78            1.40               5.08
                                           2003      3,269           0.788      2,577        0.39            1.40              22.93
                                           2002      3,618           0.641      2,320        0.46            1.40            (23.87)
                                           2001      4,071           0.842      3,429        0.46            1.40            (18.49)

  Merrill Lynch Large Cap Core Portfolio   2004        438           0.866        379        0.50            1.40              14.40
                                           2003        629           0.757        476        0.58            1.40              19.40
                                           2002        841           0.634        533        0.56            1.40            (26.19)
                                           2001        957           0.859        821        0.04            1.40            (23.51)

  MFS Emerging Growth Portfolio            2004        494           0.468        231          --            1.40              11.16
                                           2003        587           0.421        247          --            1.40              27.58
                                           2002        833           0.330        275          --            1.40            (35.29)
                                           2001        867           0.510        441          --            1.40            (37.04)

  MFS Mid Cap Growth Portfolio             2004      1,015           0.978        992          --            1.40              12.54
                                           2003      1,142           0.869        992          --            1.40              35.15
                                           2002      1,377           0.643        886          --            1.40            (49.57)
                                           2001      1,442           1.275      1,838          --            1.40            (24.73)

  Travelers Quality Bond Portfolio         2004        343           1.257        432        3.64            1.40               1.86
                                           2003        586           1.234        724        4.47            1.40               5.47
                                           2002        721           1.170        844        7.97            1.40               4.28
                                           2001        663           1.122        743        3.23            1.40               5.65
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio       2004        864           0.931        803        0.12            1.40               5.08
                                           2003      1,123           0.886        994          --            1.40              27.48
                                           2002      1,538           0.695      1,068          --            1.40            (24.95)
                                           2001      1,805           0.926      1,670          --            1.40            (24.84)

  MFS Total Return Portfolio               2004      1,079           1.321      1,425        2.60            1.40               9.90
                                           2003      1,165           1.202      1,400        2.22            1.40              14.91
                                           2002      1,243           1.046      1,299        5.56            1.40             (6.52)
                                           2001      1,451           1.119      1,623        2.87            1.40             (1.41)

                                                                                                        EXPENSE          TOTAL
                                           YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                          ENDED     UNITS      LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                          DEC 31    (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                          ------    ------    -----------     -------  -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Pioneer Strategic Income Portfolio       2004        401           1.370        549        5.62            1.40               9.34
                                           2003        580           1.253        727        7.96            1.40              17.87
                                           2002        745           1.063        791       22.63            1.40               4.42
                                           2001        804           1.018        819        7.80            1.40               2.83

  Smith Barney Aggressive Growth           2004      1,815   0.996 - 1.011      1,830          --     0.99 - 1.40        8.50 - 8.83
    Portfolio                              2003      2,257   0.918 - 0.929      2,094          --     0.99 - 1.40      32.66 - 33.09
                                           2002      2,076   0.692 - 0.698      1,447          --     0.99 - 1.40  (33.59) - (33.27)
                                           2001      2,175   1.042 - 1.046      2,275          --     0.99 - 1.40    (9.23) - (2.97)

  Smith Barney Large Cap Value Portfolio   2004         14           0.926         13        1.95            1.40               9.07
                                           2003         14           0.849         12        1.14            1.40              25.96
                                           2002         14           0.674          9        3.99            1.40            (26.50)
                                           2001         14           0.917         13          --            1.40               2.92
  Smith Barney Large Capitalization
    Growth Portfolio                       2004         24           0.986         23        0.32            1.40             (1.00)
                                           2003         33           0.996         33        0.02            1.40               4.95

  Smith Barney Mid Cap Core Portfolio      2004         34           1.050         35          --            1.40               8.92
                                           2003         39           0.964         38          --            1.40              17.42
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares     2004         65           1.094         71        0.55            1.40              15.89
                                           2003         31           0.944         30        0.86            1.40              28.96
                                           2002         24           0.732         18          --            1.40               5.93

  Emerging Growth Portfolio - Class II     2004          4           0.720          3          --            1.40               5.26
    Shares                                 2003          4           0.684          3          --            1.40              25.27
                                           2002          3           0.546          2        0.05            1.40            (33.58)
                                           2001          3           0.822          3          --            1.40             (5.95)
  Smith Barney Small Cap Growth
    Opportunities Portfolio                2004        516   1.476 - 1.523        780        0.07     0.99 - 1.40      13.94 - 14.51
                                           2003        651   1.295 - 1.330        863          --     0.99 - 1.40      39.98 - 40.59
                                           2002        766   0.925 - 0.946        723          --     0.99 - 1.40  (26.70) - (26.38)
                                           2001        911   1.262 - 1.286      1,171          --     0.99 - 1.40  (17.35) - (17.10)

VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial      2004      2,129   1.623 - 1.674      3,553        1.83     0.99 - 1.40       9.96 - 10.42
    Class                                  2003      3,454   1.476 - 1.516      5,218        2.00     0.99 - 1.40      28.57 - 29.02
                                           2002      4,593   1.148 - 1.175      5,381        1.89     0.99 - 1.40  (18.12) - (17.72)
                                           2001      5,866   1.402 - 1.428      8,364        1.77     0.99 - 1.40    (6.28) - (5.93)

  Growth Portfolio - Initial Class         2004      1,085   2.196 - 2.265      2,430        0.30     0.99 - 1.40        1.95 - 2.40
                                           2003      1,577   2.154 - 2.212      3,456        0.31     0.99 - 1.40      31.02 - 31.51
                                           2002      2,153   1.644 - 1.682      3,598        0.29     0.99 - 1.40  (31.10) - (30.78)
                                           2001      3,072   2.386 - 2.430      7,433        0.09     0.99 - 1.40  (18.79) - (18.48)

  High Income Portfolio - Initial Class    2004      1,007   1.057 - 1.083      1,086        9.78     0.99 - 1.40        8.08 - 8.52
                                           2003      1,864   0.978 - 0.998      1,852        7.55     0.99 - 1.40      25.38 - 26.01
                                           2002      2,153   0.780 - 0.792      1,700       11.48     0.99 - 1.40        2.09 - 2.33
                                           2001      2,708   0.764 - 0.774      2,091       14.68     0.99 - 1.40  (12.98) - (12.54)

                                                                                                        EXPENSE          TOTAL
                                           YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                          ENDED     UNITS      LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                          DEC 31    (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                          ------    ------    -----------     -------  -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS
FUND (CONTINUED)
  Overseas Portfolio - Initial Class       2004        460   1.308 - 1.349        619        1.52     0.99 - 1.40      12.08 - 12.51
                                           2003        846   1.167 - 1.199      1,011        0.92     0.99 - 1.40      41.45 - 42.06
                                           2002      1,244   0.825 - 0.844      1,048        0.84     0.99 - 1.40  (21.43) - (21.12)
                                           2001      1,544   1.050 - 1.070      1,647        5.62     0.99 - 1.40  (22.28) - (21.90)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Initial        2004      2,093   1.945 - 2.006      4,165        0.39     0.99 - 1.40      13.88 - 14.37
    Class                                  2003      3,116   1.708 - 1.754      5,436        0.51     0.99 - 1.40      26.71 - 27.19
                                           2002      4,039   1.348 - 1.379      5,548        0.91     0.99 - 1.40  (10.61) - (10.22)
                                           2001      5,286   1.508 - 1.536      8,099        0.88     0.99 - 1.40  (13.48) - (13.12)

  Contrafund(R) Portfolio - Service        2004        450           1.033        465        0.15            1.40              13.52
    Class 2                                2003        260           0.910        236        0.33            1.40              26.39
                                           2002        311           0.720        224        0.66            1.40            (10.78)
                                           2001        253           0.807        204        0.68            1.40            (13.69)

  Index 500 Portfolio - Initial Class      2004      2,352   1.521 - 1.568      3,673        1.57     0.99 - 1.40        9.11 - 9.50
                                           2003      3,752   1.394 - 1.432      5,348        1.63     0.99 - 1.40      26.61 - 27.18
                                           2002      6,305   1.101 - 1.126      7,083        1.43     0.99 - 1.40  (23.33) - (23.03)
                                           2001      8,315   1.436 - 1.463     12,139        1.25     0.99 - 1.40  (13.34) - (12.97)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                      2004          6           0.969          5          --            1.40             (0.21)
                                           2003          6           0.971          5          --            1.40              23.22
                                           2002          1           0.788          1        0.18            1.40             (5.85)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                             AIM V.I. CAPITAL
                                                  HIGH YIELD                    MONEY MARKET               APPRECIATION FUND -
                                                  BOND TRUST                     PORTFOLIO                       SERIES I
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...    1,269,679      1,328,425         186,528        209,839       1,349,284      1,922,502
Accumulation units purchased and
  transferred from other funding options       40,509         12,772         148,844         69,159           8,817         30,461
Accumulation units redeemed and
  transferred to other funding options .     (135,865)       (71,518)       (176,930)       (92,470)       (324,506)      (603,679)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........    1,174,323      1,269,679         158,442        186,528       1,033,595      1,349,284
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                                 AIM V.I. CORE                    AIM V.I.                        AIM V.I.
                                                 EQUITY FUND -              GOVERNMENT SECURITIES              GROWTH FUND -
                                                    SERIES I                   FUND - SERIES I                    SERIES I
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...    1,411,709      2,535,105       1,327,644      2,057,412         645,650      1,010,578
Accumulation units purchased and
  transferred from other funding options        3,973         10,364             122        138,007           2,654         25,131
Accumulation units redeemed and
  transferred to other funding options .     (399,369)    (1,133,760)       (583,259)      (867,775)       (273,534)      (390,059)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........    1,016,313      1,411,709         744,507      1,327,644         374,770        645,650
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                                                                                            ALLIANCEBERNSTEIN
                                            AIM V.I. INTERNATIONAL            AIM V.I. PREMIER              GROWTH AND INCOME
                                            GROWTH FUND - SERIES I         EQUITY FUND - SERIES I          PORTFOLIO - CLASS B
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...    2,287,923      3,200,854       5,077,265      6,631,426          85,360         85,360
Accumulation units purchased and
  transferred from other funding options       30,955         89,484          31,756         45,263              --             --
Accumulation units redeemed and
  transferred to other funding options .     (636,687)    (1,002,415)     (1,617,244)    (1,599,424)         (1,536)            --
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........    1,682,191      2,287,923       3,491,777      5,077,265          83,824         85,360
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                               ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN                  FRANKLIN
                                                PREMIER GROWTH             TECHNOLOGY PORTFOLIO -            SMALL CAP FUND -
                                             PORTFOLIO - CLASS B                  CLASS B                     CLASS 2 SHARES
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...        5,192          5,192         241,596        371,100         385,724        434,324
Accumulation units purchased and
  transferred from other funding options           --             --           4,335          1,220          50,567         14,569
Accumulation units redeemed and
  transferred to other funding options .           --             --           9,662       (130,724)        (79,576)       (63,169)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........        5,192          5,192         255,593        241,596         356,715        385,724
                                           ==========     ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               TEMPLETON FOREIGN                                               EQUITY INDEX
                                              SECURITIES FUND -                                            PORTFOLIO - CLASS II
                                                CLASS 2 SHARES             APPRECIATION PORTFOLIO                 SHARES
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...      994,519      1,168,470       2,185,574      2,778,251         165,705        192,036
Accumulation units purchased and
  transferred from other funding options      151,386         22,847          24,325        600,336              --             --
Accumulation units redeemed and
  transferred to other funding options .     (222,325)      (196,798)       (687,400)    (1,193,013)        (39,032)       (26,331)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      923,580        994,519       1,522,499      2,185,574         126,673        165,705
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                               FUNDAMENTAL VALUE                                               MFS(R) EMERGING
                                                  PORTFOLIO                   MFS(R) BOND SERIES                GROWTH SERIES
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...      178,788        163,806       1,251,187      2,136,208       2,329,173      3,550,121
Accumulation units purchased and
  transferred from other funding options       93,978         43,497           2,175        129,555          20,796         59,915
Accumulation units redeemed and
  transferred to other funding options .      (21,650)       (28,515)       (464,140)    (1,014,576)       (701,240)    (1,280,863)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      251,116        178,788         789,222      1,251,187       1,648,729      2,329,173
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                                  MFS(R) MONEY                 MFS(R) RESEARCH               MFS(R) STRATEGIC
                                                 MARKET SERIES                     SERIES                      INCOME SERIES
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...      856,329      2,832,146       1,775,782      2,570,567         135,430        243,168
Accumulation units purchased and
  transferred from other funding options       34,842        529,673           7,993         15,230           5,194         58,457
Accumulation units redeemed and
  transferred to other funding options .     (504,938)    (2,505,490)       (582,403)      (810,015)        (48,194)      (166,195)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      386,233        856,329       1,201,372      1,775,782          92,430        135,430
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                                                                                                 PUTNAM VT
                                                                                 TOTAL RETURN                    SMALL CAP
                                                  MFS(R) TOTAL            PORTFOLIO - ADMINISTRATIVE            VALUE FUND -
                                                 RETURN SERIES                      CLASS                     CLASS IB SHARES
                                           -------------------------      --------------------------     -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...    2,522,739      3,542,228         347,702        196,940          20,947         60,072
Accumulation units purchased and
  transferred from other funding options       96,722        249,765         177,061        212,737         136,323          8,709
Accumulation units redeemed and
  transferred to other funding options .   (1,065,208)    (1,269,254)       (121,370)       (61,975)        (10,268)       (47,834)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........    1,554,253      2,522,739         403,393        347,702         147,002         20,947
                                           ==========     ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                               HIGH YIELD BOND               INVESTORS FUND -
                                             ALL CAP FUND - CLASS I             FUND - CLASS I                    CLASS I
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...      895,659      1,106,496         248,108        244,264       1,309,214      1,512,898
Accumulation units purchased and
  transferred from other funding options       60,715         15,627              --         19,279          17,246          5,065
Accumulation units redeemed and
  transferred to other funding options .      (51,966)      (226,464)        (33,369)       (15,435)       (104,761)      (208,749)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      904,408        895,659         214,739        248,108       1,221,699      1,309,214
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                                                                                               SMITH BARNEY
                                                 TOTAL RETURN                  SB GOVERNMENT                DIVIDEND STRATEGY
                                                FUND - CLASS I               PORTFOLIO - CLASS A                 PORTFOLIO
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...      569,803        788,202           6,017         27,604         108,050        114,874
Accumulation units purchased and
  transferred from other funding options        1,097         16,965              --             --             762            113
Accumulation units redeemed and
  transferred to other funding options .      (91,946)      (235,364)             --        (21,587)        (31,946)        (6,937)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      478,954        569,803           6,017          6,017          76,866        108,050
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                                 SMITH BARNEY               SMITH BARNEY PREMIER
                                                  GROWTH AND                 SELECTIONS ALL CAP
                                               INCOME PORTFOLIO               GROWTH PORTFOLIO            EQUITY INCOME PORTFOLIO
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...      233,965        242,320         170,897        163,550          49,743         58,089
Accumulation units purchased and
  transferred from other funding options          546             --              --         33,006          85,858             54
Accumulation units redeemed and
  transferred to other funding options .      (33,371)        (8,355)        (58,884)       (25,659)        (30,301)        (8,400)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      201,140        233,965         112,013        170,897         105,300         49,743
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                                                               MERRILL LYNCH
                                                                                 LARGE CAP                     MFS EMERGING
                                              LARGE CAP PORTFOLIO              CORE PORTFOLIO                GROWTH PORTFOLIO
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...    3,269,157      3,618,271         628,724        841,165         586,972        833,192
Accumulation units purchased and
  transferred from other funding options       13,925          7,178             274             20           1,744          1,222
Accumulation units redeemed and
  transferred to other funding options .     (454,863)      (356,292)       (191,439)      (212,461)        (94,298)      (247,442)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........    2,828,219      3,269,157         437,559        628,724         494,418        586,972
                                           ==========     ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 MFS MID CAP                 TRAVELERS QUALITY                 AIM CAPITAL
                                              GROWTH PORTFOLIO                BOND PORTFOLIO              APPRECIATION PORTFOLIO
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...    1,141,835      1,377,450         586,248        721,118       1,122,503      1,537,693
Accumulation units purchased and
  transferred from other funding options       46,454         20,335             341         34,586          12,115          4,457
Accumulation units redeemed and
  transferred to other funding options .     (173,371)      (255,950)       (243,169)      (169,456)       (270,233)      (419,647)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........    1,014,918      1,141,835         343,420        586,248         864,385      1,122,503
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                                                                                               SMITH BARNEY
                                               MFS TOTAL RETURN               PIONEER STRATEGIC              AGGRESSIVE GROWTH
                                                   PORTFOLIO                   INCOME PORTFOLIO                  PORTFOLIO
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...    1,165,495      1,242,739         580,415        744,612       2,257,102      2,075,832
Accumulation units purchased and
  transferred from other funding options       62,480         63,977              93         37,365         237,834        715,109
Accumulation units redeemed and
  transferred to other funding options .     (148,540)      (141,221)       (179,753)      (201,562)       (680,063)      (533,839)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........    1,079,435      1,165,495         400,755        580,415       1,814,873      2,257,102
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                                  SMITH BARNEY                SMITH BARNEY LARGE                SMITH BARNEY
                                                   LARGE CAP                CAPITALIZATION GROWTH               MID CAP CORE
                                                VALUE PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...       13,899         13,899          32,816             --          39,394             --
Accumulation units purchased and
  transferred from other funding options           --         15,845          26,633         32,816          24,940         39,394
Accumulation units redeemed and
  transferred to other funding options .           --        (15,845)        (35,926)            --         (30,815)            --
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........       13,899         13,899          23,523         32,816          33,519         39,394
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                                                               EMERGING GROWTH                 SMITH BARNEY
                                              COMSTOCK PORTFOLIO -           PORTFOLIO - CLASS II             SMALL CAP GROWTH
                                                CLASS II SHARES                    SHARES                 OPPORTUNITIES PORTFOLIO
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...       31,240         24,421           4,471          3,211         651,217        765,821
Accumulation units purchased and
  transferred from other funding options       39,057          8,220              --          5,380         135,887        133,786
Accumulation units redeemed and
  transferred to other funding options .       (5,776)        (1,401)             --         (4,120)       (270,609)      (248,390)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........       64,521         31,240           4,471          4,471         516,495        651,217
                                           ==========     ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                EQUITY - INCOME              GROWTH PORTFOLIO -           HIGH INCOME PORTFOLIO -
                                           PORTFOLIO - INITIAL CLASS            INITIAL CLASS                  INITIAL CLASS
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...    3,453,674      4,593,254       1,576,948      2,152,918       1,864,370      2,153,288
Accumulation units purchased and
  transferred from other funding options       63,515        157,577           4,162         62,907          67,529        181,535
Accumulation units redeemed and
  transferred to other funding options .   (1,388,015)    (1,297,157)       (495,706)      (638,877)       (925,121)      (470,453)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........    2,129,174      3,453,674       1,085,404      1,576,948       1,006,778      1,864,370
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                              OVERSEAS PORTFOLIO -        CONTRAFUND(R) PORTFOLIO -      CONTRAFUND(R) PORTFOLIO -
                                                 INITIAL CLASS                  INITIAL CLASS                 SERVICE CLASS 2
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...      846,067      1,244,255       3,116,212      4,038,532         259,737        310,773
Accumulation units purchased and
  transferred from other funding options       59,438         32,866          67,541        104,981         210,163          9,151
Accumulation units redeemed and
  transferred to other funding options .     (445,437)      (431,054)     (1,090,945)    (1,027,301)        (20,063)       (60,187)
                                           ----------     ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      460,068        846,067       2,092,808      3,116,212         449,837        259,737
                                           ==========     ==========      ==========     ==========      ==========     ==========

                                                                              DYNAMIC CAPITAL
                                             INDEX 500 PORTFOLIO -        APPRECIATION PORTFOLIO -
                                                 INITIAL CLASS                 SERVICE CLASS 2                    COMBINED
                                           -------------------------      -------------------------      -------------------------
                                              2004           2003            2004           2003            2004           2003
                                              ----           ----            ----           ----            ----           ----
Accumulation units beginning of year ...    3,751,732      6,305,229           5,564            794      57,614,677     78,082,894
Accumulation units purchased and
  transferred from other funding options      123,077        754,400              --          5,746       2,436,753      4,886,113
Accumulation units redeemed and
  transferred to other funding options .   (1,523,141)    (3,307,897)             --           (976)    (17,790,839)   (25,354,330)
                                           ----------     ----------      ----------     ----------      ----------    -----------
Accumulation units end of year .........    2,351,668      3,751,732           5,564          5,564      42,260,591     57,614,677
                                           ==========     ==========      ==========     ==========      ==========    ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Citicorp Life Insurance Company and
Owners of Variable Annuity  Contracts of Citicorp Life Variable Annuity Separate
Account:

We have audited the accompanying statement of assets and liabilities of Citicorp Life Variable Annuity Separate Account as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citicorp Life Variable Annuity Separate Account as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 25, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of Citicorp Life Variable Annuity Separate Account or shares of Separate Account CLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Citicorp Life Variable Annuity Separate Account product(s) offered by Citicorp Life
Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


SEPCLIC (Annual) (12-04) Printed in U.S.A.


                         CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2004 and 2003

               (with Independent Auditors' Report included herein)

                         Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                Table of Contents
                                -----------------



                                                                      PAGE

Independent Auditors' Report                                           1

Financial Statements:

       Balance Sheets (statutory basis)- December 31, 2004 and 2003    2

       Statements of Operations (statutory basis) for the years
          ended December 31, 2004 and 2003                             3

       Statements of Changes (statutory basis) in Capital and
          Surplus for the years ended December 31, 2004 and 2003       3

       Statements of Cash Flows (statutory basis) for the years
          ended December 31, 2004 and 2003                             4

Notes to Financial Statements                                          5-15

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2004                            16-19

Appendix A - Summary Investment Schedule                               20

Appendix B - Supplemental Investment Risk Interrogatories              21-24

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Citicorp Life Insurance Company:

We have audited the accompanying balance sheets (statutory basis) of Citicorp Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the Arizona Department of Insurance, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Citicorp Life Insurance Company as of December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The information included on the supplementary schedule of selected financial data, the summary investment schedule and the supplemental investment risks interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                  /s/ KPMG LLP

April 27, 2005

                         CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)                             2004         2003
                                                                                     ----         ----
Assets
       Bonds (including $28,185 and $35,212 subject to securities
           lending agreements at fair value) (fair value $595,618; $604,904)        $579,842     $582,658
       Common stocks (cost $51,129; $50,581)                                         357,659      320,064
       Cash and short-term investments                                                45,804       50,345
       Other invested assets                                                          27,280        3,360
                                                                                  ----------   ----------

Total cash and invested assets                                                     1,010,585      956,427

       Separate accounts                                                              56,277       71,766
       Investment income due and accrued                                               6,187        6,194
       Other assets                                                                    3,639        9,291
                                                                                  ----------   ----------

Total assets                                                                      $1,076,688   $1,043,678
                                                                                  ==========   ==========


Liabilities
       Aggregate reserves                                                            $49,947      $65,059
       Policy and contract claims                                                      5,804        6,331
       Separate accounts                                                              56,277       71,766
       Asset valuation reserve                                                        53,410       44,331
       Payable for securities                                                          5,038           38
       Securities lending                                                             28,838       36,199
       Other liabilities                                                              14,133        8,894
                                                                                  ----------   ----------

Total liabilities                                                                    213,447      232,618
                                                                                  ----------   ----------

Capital and Surplus
       Preferred stock ($1 par value; 5 million shares authorized;
           -0- shares issued and outstanding)                                             --           --
       Common stock ($1 par value; 5 million shares authorized;
           2.5 million shares issued and outstanding)                                  2,500        2,500
       Non-voting common stock ($1 par value; 5 million shares
           authorized; 705,000 shares issued and outstanding)                            705          705
       Gross paid in and contributed surplus                                         142,695      142,695
       Unassigned funds                                                              717,341      665,160
                                                                                  ----------   ----------

Total capital and surplus                                                            863,241      811,060
                                                                                  ----------   ----------

Total liabilities and capital and surplus                                         $1,076,688   $1,043,678
                                                                                  ==========   ==========


               See notes to financial statements (statutory basis)

                         CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2004          2003
Revenues                                                                ----          ----
       Premiums and other considerations                              $17,628       $22,503
       Net investment income                                           31,781        32,750
       Other revenues                                                   1,760         3,387
                                                                      -------       -------

           Total revenues                                              51,169        58,640
                                                                      -------       -------

Benefits and expenses
       Current and future insurance benefits                           28,422        37,057
       Net transfers from separate accounts                           (20,201)      (23,357)
       Other expenses                                                   3,006         2,992
                                                                      -------       -------

           Total benefits and expenses                                 11,227        16,692
                                                                      -------       -------

Net gain from operations before federal income taxes                   39,942        41,948

Federal income taxes incurred                                          13,179        14,653
                                                                      -------       -------

Net gain from operations after federal income taxes and before
realized capital gains                                                 26,763        27,295

Net realized capital gains                                              2,726         1,819
                                                                      -------       -------

Net income                                                            $29,489       $29,114
                                                                      =======       =======


         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                        2004          2003
                                                                       ----          ----

Capital and surplus - December 31, previous year                     $811,060      $738,292

       Net income                                                      29,489        29,114
       Net unrealized capital gains                                    37,425        41,932
       Change in deferred income taxes                                 (1,718)       (1,395)
       Change in non-admitted assets and related items                  1,256         1,583
       Change in asset valuation reserve                               (9,079)        1,534
       Prior year adjustment                                           (5,192)           --
                                                                     ---------     --------

           Net change in capital and surplus for the year              52,181        72,768
                                                                     --------      --------

Capital and surplus - December 31, current year                      $863,241      $811,060
                                                                     ========      ========


               See notes to financial statements (statutory basis)

                         CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the years ended December 31, in thousands)                         2004          2003
Cash from Operations                                                    ----          ----
       Premiums collected net of reinsurance                          $17,625       $22,513
       Net investment income                                           34,247        34,587
       Miscellaneous income                                             1,136         2,651
                                                                      -------       -------

           Total revenues received                                     53,008        59,751
                                                                      -------       -------

       Benefit and loss related payments                               44,036        50,761
       Net transfers from separate accounts                           (20,457)      (23,790)
       Federal income taxes paid                                        7,389        12,573
       Commissions, expenses paid                                       3,103         3,873
                                                                      -------       -------

           Total benefits and expenses paid                            34,071        43,417
                                                                      -------       -------

Net cash from operations                                               18,937        16,334
                                                                      -------       -------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                          136,225       311,367
       Stocks                                                              80            80
       Investment sales receivable/purchases payable                    5,790            --
       Other, net                                                       1,048         1,325
                                                                      -------       -------

           Total investment proceeds                                  143,143       312,772
                                                                      -------       -------

    Cost of investments acquired
       Bonds                                                          133,632       346,697
       Stocks                                                           1,444           126
       Investment sales receivable/purchases payable                       --        26,737
       Other, net                                                      25,127         1,494
                                                                      -------       -------

           Total investments acquired                                 160,203       375,054
                                                                      -------       -------

Net cash used for investments                                         (17,060)      (62,282)
                                                                      --------      --------

Cash from Financing and Miscellaneous Sources
    Cash provided (applied)
       Securities lending                                              (7,361)        9,215
       Net deposits on deposit-type contracts                            (223)           22
       Other cash provided                                              1,166         5,784
                                                                      -------       -------

Net cash provided by (used in) financing and miscellaneous
sources                                                                (6,418)       15,021
                                                                      --------      -------

Net change in cash and short-term investments                          (4,541)      (30,927)

Cash and short-term investments, beginning of year                     50,345        81,272
                                                                      -------       -------

Cash and short-term investments, end of year                          $45,804       $50,345
                                                                      =======       =======


               See notes to financial statements (statutory basis)

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


1.  ORGANIZATION

Citicorp Life Insurance Company (the Company) is a 78%-owned subsidiary of Citibank Delaware (Citibank) and 22% owned subsidiary of Citicorp Holdings Netherlands, B.V. Both entities are indirect wholly owned subsidiaries of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The Company issues and assumes term life insurance, credit life, credit accident and health, credit involuntary unemployment policies. The Company also writes and assumes mortgage disability policies. The Company is no longer actively marketing these products, and they are in runoff status. On June 27, 2003, the Company ceased taking applications for new annuity policies and the annuity line of business is now in runoff status. The Company is licensed to issue insurance in 49 states and the District of Columbia. The majority of the Company's business was generated through customers of Citigroup and its subsidiaries. At December 31, 2004, the Company has two wholly owned insurance company subsidiaries, First Citicorp Life Insurance Company (FCLIC) and Citicorp Assurance Company (CAC).

On January 31, 2005, Citigroup announced that it had agreed to sell The Company, The Travelers Insurance Company (TIC), The Travelers Life and Annuity Company, FCLIC, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during the 2005 second or third quarter.

The transaction contemplates that the Company's subsidiary CAC and certain other assets will remain with Citigroup. Accordingly, prior to the closing, The Company will distribute CAC and other assets to its parent.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The Company, domiciled in the State of Arizona, prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance. Effective January 1, 2001, the State of Arizona requires that insurance companies domiciled in Arizona prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001 (the Manual) and subsequent revisions, subject to any deviations prescribed or permitted by the Arizona Insurance Commissioner.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


Statements of Statutory Accounting Principles (SSAP) differ in certain respects from generally accepted accounting principles in the United States of America
(GAAP). The differences, which could be significant, primarily relate to:

---------------------------------------------------------------------------------------------------------------------------
                                                          SSAP                                        GAAP
                                      -------------------------------------------  ----------------------------------------
A.   Bonds                              NAIC designations 1-5 carried at             Carried at either amortized cost or
                                        amortized cost and values prescribed by      fair value depending upon
                                        the NAIC.  NAIC designation 6 reported       classification as "held to maturity"
                                        at the lower of amortized cost or NAIC       or "available for sale".
                                        value.

B.   Acquisition costs                  Expensed as incurred.                        Capitalized and amortized over
                                                                                     specific periods.

C.   Non-admitted assets                Excluded from balance sheet.                 Not applicable

D.   Insurance reserves                 Statutory mortality, morbidity and           Different mortality and interest
                                        interest assumptions, without                assumptions including withdrawal
                                        consideration for withdrawals, carried       characteristics; carried gross,
                                        net of reinsurance.                          before reinsurance, with a
                                                                                     corresponding asset for reinsurance
                                                                                     recoverable.

E.   Asset valuation reserve            Reserve calculated based upon risk           Not applicable
                                        associated with particular asset classes.

F.   Interest maintenance reserve       Reserve based upon realized gains or         Not applicable
                                        losses attributed to changes in interest
                                        rates.

G.   Deferred taxes                     SSAP measures the difference between the     GAAP uses a more likely than not
                                        tax basis in assets and liabilities.         standard to determine the recoverability
                                        Changes in deferred tax assets and           of DTAs and the change in deferred
                                        liabilities are charged directly to          taxes is included in the tax
                                        surplus.  Recognition of a deferred tax      provision and in operations.
                                        asset for SSAP is determined by a
                                        reversal and recoverability test
                                        for items recoverable within one
                                        year.


H.   Comprehensive income               Not applicable                               Components disclosed on face of
                                                                                     financial statements.

I.   Insurance subsidiaries             Accounted for on the statutory equity        Fully consolidated with dividends
                                        method, with dividends reported as           paid eliminated.
                                        income and undistributed net income or
                                        loss treated as unrealized gains or
                                        losses.
----------------------------------------------------------------------------------------------------------------------------

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are stated at amortized cost, except bonds with ratings of NAIC 6 that are in or near default which are stated at the lower of amortized cost or NAIC value. The difference is booked as an unrealized loss. Amortization is calculated using a constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization for this asset class is calculated based on actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Common stocks of insurance subsidiaries are based on the statutory net worth of the entity, determined in accordance with SSAP No. 46, INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES. Dividends received from subsidiaries are recorded as net investment income and undistributed net income
(loss) is recorded as net unrealized capital gains (losses). The carrying value of these subsidiary investments at December 31, 2004 and 2003 was $357.0 million and $320.0 million, respectively. The cumulative net unrealized capital gain related to these subsidiary investments was $306.5 million and $269.5 million at December 31, 2004 and 2003, respectively.

Short-term investments are stated at amortized cost. Short-term investments with less than 90 days maturity are considered cash equivalents.

Other invested assets include investments in partnerships, joint ventures, limited liability companies, derivative financial instruments and receivable for securities. Investments in partnerships, joint ventures and limited liability companies are reported using the equity method of accounting, determined in accordance with statutory valuation methods. Receivable for securities is stated at NAIC value.

Due and accrued investment income over 90 days on bonds and short-term investments is non-admitted and excluded from investment income. There is no non-admitted interest at December 31, 2004.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. The Company has an insignificant amount of derivative financial instruments open at December 31, 2004 and 2003.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2004 and 2003, the AVR was $53.4 million and $44.3 million, respectively. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. At December 31, 2004 and 2003 the IMR, which is included in other liabilities, was $8.8 million and $9.4 million, respectively.

BENEFIT RESERVES

Benefit reserves contracts are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. Interest rates range from 4.75% to 7.00%, with a weighted average rate of 5.42%.

The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

PREMIUMS AND OTHER CONSIDERATIONS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


3.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in Arizona, its state of domicile. A maximum of $26.8 million of statutory surplus is available in 2005 for dividends to be paid without prior approval. The Company did not pay any dividends in 2004 or 2003.

During the fourth quarter 2004, the Company discovered an error in the methodology used to allocate fees prior to 2004 to its wholly owned subsidiary, FCLIC. The result of this error was approximately ($2.2) million in fees not allocated to FCLIC. The impact on 2003 earnings was $300 thousand after tax. Reversal and changes in loss reserves totaling ($3.0) million between 1999 and 2000 were offset to a liability instead of the summary of operations. These transactions totaled ($5.2) million and were both reported as a correction of errors in 2004. The impact on assets and liabilities for these transactions were insignificant at December 31, 2004.

The State of Arizona utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2004, the Company had adjusted capital in excess of amounts requiring any regulatory action.

4.  INVESTMENTS

BONDS

----------------------------------------------------------------------------------------------------------
Bonds by investment type                                                             Excess of book value
                                                                                      over fair value (-)
    (in thousands)                           Book/Adjusted                                             or
                                                  Carrying                Fair       Fair value over book
                                                     Value               Value                  value (+)
----------------------------------------------------------------------------------------------------------

DECEMBER 31, 2004
U.S. government agencies                           $70,685             $73,563                     $2,878
States, territories and
   Possessions                                         100                 107                          7
Special revenue and special
   assessment obligations                          111,416             113,979                      2,563
Public utilities                                    12,732              12,977                        245
Industrial and miscellaneous                       384,909             394,992                     10,083
----------------------------------------------------------------------------------------------------------
                 Total Bonds                      $579,842            $595,618                    $15,776
----------------------------------------------------------------------------------------------------------

DECEMBER 31, 2003
U.S. government agencies                           $82,301             $85,474                     $3,173
States, territories and
   Possessions                                         100                 112                         12
Special revenue and special
   assessment obligations                          133,064             136,281                      3,217
Public utilities                                    10,878              11,212                        334
Industrial and miscellaneous                       356,315             371,825                     15,510
----------------------------------------------------------------------------------------------------------
                 Total Bonds                      $582,658            $604,904                    $22,246
----------------------------------------------------------------------------------------------------------

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4. INVESTMENTS (CONTINUED)

Fair market values for bonds are based upon quoted market prices or dealer quotes, or, if quoted prices are not available, discounted expected cash flows using market rates that are commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2004, by contractual maturity, are shown below. Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

--------------------------------------------------------------------------------
Maturity Distribution

                                              Book/Adjusted                Fair
      (in thousands)                         Carrying Value               Value
--------------------------------------------------------------------------------
1 year or less                                      $56,523             $57,612
After 1 year through 5 years                        319,657             324,823
After 5 years through 10 years                      149,264             156,262
After 10 years                                       54,398              56,921
--------------------------------------------------------------------------------
                                                   $579,842            $595,618
--------------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $136.2 million and $311.4 million during 2004 and 2003, respectively. Gross gains of $2.5 million and $3.3 million in 2004 and 2003, respectively, and gross losses of $0.2 million and $1.1 million in 2004 and 2003, respectively, were realized on those sales.

Additional losses related to declines in value deemed other than temporary were insignificant in 2004 and 2003.

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs with a fair value of $153.1 million and $154.6 million, respectively. As of December 31, 2004 and 2003, approximately 37% and 39%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $54.8 million and $77.4 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2004 and 2003, respectively. The Company also held $40.4 million and $56.1 million of asset-backed securities at December 31, 2004 and 2003, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2004 and 2003, the Company held collateral of $28.8 million and $36.2 million, respectively.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4. INVESTMENTS (CONTINUED)

The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

At December 31, 2004 and 2003, investments with a cost greater than fair market value were insignificant.

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling $16.1 million and $16.6 million at December 31, 2004 and 2003, respectively. The Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

In addition, the Company participates in a short-term investment pool. This pool is discussed in Note 8.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5.  LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2004 and 2003, the Company had $107 million and $137 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $1 million is not subject to discretionary withdrawal based on contract terms and related market conditions for both years. Of the remaining life and annuity related liabilities, $25 million and $37 million are surrenderable at book value less surrender charges of 5% or more, $56 million and $71 million are surrenderable at fair value, and $25 and $28 million are surrenderable without charge at the end of 2004 and 2003, respectively.

6.  REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit) Insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


6.  REINSURANCE (CONTINUED)

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

        (in thousands)
        -----------------------------------------------------------------------
        Premiums                                          2004             2003
        -----------------------------------------------------------------------
         Direct                                     $    1,393       $    1,898
         Assumed                                        18,227           23,118
         Ceded                                          (1,992)          (2,513)

        -----------------------------------------------------------------------
        Total Net Premiums                          $   17,628       $   22,503
        -----------------------------------------------------------------------

        Balance sheet impact:
         Aggregate reserves
           Assumed                                      $6,054           $6,620
           Ceded                                          (828)          (1,033)
        ------------------------------------------------------------------------

        Life insurance in force:
           Assumed                                  $1,171,807       $1,221,253
           Ceded                                       (65,224)         (72,425)
        -----------------------------------------------------------------------

7.  TAXES

        ------------------------------------------------------------------------
        (in thousands)                                           2004      2003
        ------------------------------------------------------------------------

        Net income before federal income taxes                $42,077   $42,883
        Statutory tax rate                                        35%       35%
                                                             -------------------
        Expected tax                                           14,727    15,009
        Tax effect of:
        Interest maintenance reserve                             (219)      103
        Change in nonadmitted assets                               --        (2)
        Non-taxable investment income                             (71)      (56)
        Statutory unrealized reclass-other admitted assets         --       118
        Other                                                    (131)       (7)
                                                             -------------------
        Federal income taxes incurred                         $14,306   $15,165
                                                             ===================

        Effective tax rate                                        34%       35%

        Federal income taxes incurred                         $12,588   $13,770
        Change in net deferred income taxes                     1,718     1,395
                                                             -------------------
        Total statutory income taxes                          $14,306   $15,165
                                                             ===================

Federal income taxes relating to net realized capital gains (losses) on the sale of investments amounted to ($0.6) million and ($0.9) million in 2004 and 2003, respectively. These amounts differ from the expected statutory amounts primarily due to the different classification and timing of gains and losses for statutory reporting and tax reporting.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


7.  TAXES (CONTINUED)

The Company's Federal income tax return is consolidated with its subsidiary FCLIC. The policyholder's surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subject to tax, plus certain deductions. The balance of this account is approximately $10.5 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. At current rates the maximum amount of such tax would be approximately $3.7 million. The 2004 Tax Act (the Act) provides that this account can be reduced directly by distributions made by the life insurance subsidiary in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

Deferred taxes are included in other assets and other liabilities. The main components of the 2004 and 2003 deferred tax amounts are as follows:

         ----------------------------------------------------------------------
         (in thousands)                                      2004         2003
         ----------------------------------------------------------------------
         Deferred tax assets:

                Policy acquisition expenses               $   467      $   525
                Investments                                 1,587        3,151
                Other                                         847          847
                                                          ---------------------
                Total deferred tax assets                 $ 2,901      $ 4,523
                Non-admitted deferred tax assets           (1,153)      (3,103)
                                                          ---------------------
                Admitted deferred tax assets              $ 1,748      $ 1,420
                                                          =====================

          Deferred tax liabilities:

                Policy, reins. and other reserves         $   250      $   153
                Investments                                 1,046          813
                Depreciation                                  172          172
                                                          ---------------------
                Total deferred tax liabilities              1,468        1,138
                                                          ---------------------
                Net admitted deferred tax asset           $   280      $   282
                                                          =====================

The change in net deferred income taxes is comprised of the following:

                -------------------------------------------------------------------------------------
                (in thousands)                                    2004          2003          Change
                -------------------------------------------------------------------------------------
                Total deferred tax assets                       $2,901        $4,523        $(1,622)
                Total deferred tax liabilities                   1,468         1,138            330
                                                                -------------------------------------
                Net deferred tax asset (liability)              $1,433        $3,385        $(1,952)
                                                                -------------------------------------
                Tax effect of unrealized gains (losses)                                         234
                                                                                            ---------
                Change in net deferred income tax                                           $(1,718)
                                                                                            =========

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

          (in thousands)
          --------------
          2004                  $12,748
          2003                  $13,698
          2002                  $23,795

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


8.  RELATED PARTY TRANSACTIONS

The Travelers Insurance Company (TIC), an affiliate, maintains a private short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $44.4 million and $49.3 million at December 31, 2004 and 2003, respectively. These balances are included in short-term investments in the balance sheet.

The Company has entered into various service contracts with affiliates of the Company which cover management, investment, tax and information processing services. Expenses incurred under such agreements were $3.1 million in 2004 and $.8 million in 2003. As of December 31, 2004 and 2003, the Company has $0.5 million due to affiliates and $1.9 million of due from affiliates, respectively, which settles monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2004 and 2003.

The Company has provided a guarantee of solvency of its affiliate, Citicorp International Life Insurance Company, Ltd. (CILIC), a Bermuda life insurance company, with regard to the assumption of a certain block of life insurance policies ("Policies") of the Bermuda branch of a Canadian life insurance company that was in liquidation. Prior to the conclusion of the liquidation and the approval of the Liquidator, CILIC was substituted for and assumed the obligations of Matrix, Ltd., the original assuming party and an affiliate of CILIC. A condition of the assumption of the Policies by CILIC was that the Company guarantee the solvency of CILIC; potential liability is limited to those Policies in existence at the time of the assumption and conclusion of the liquidation.

9.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

These derivative financial instruments have off-balance-sheet risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and options, credit risk is limited to the amount that it would cost the Company to replace the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

The Company had no futures contracts or interest rate swaps at December 31, 2004 and 2003.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


9. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices. The carrying value and fair value of open options contracts was insignificant at December 31, 2004 and 2003, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company uses various financial instruments in the normal course of its business. The off-balance sheet risks of these financial instruments were insignificant at December 31, 2004 and December 31, 2003.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2004 and 2003, investments in bonds have a fair value of $595.6 million and $604.9 million, and a carrying value of $579.8 million and $582.7 million, respectively.

There were no financial instruments classified as other assets at December 31, 2004 or 2003. The carrying value of $5.0 million and $0.1 million of payables for securities also approximates their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION AND LEGAL PROCEEDINGS

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 2004, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

In 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) about the Company's variable product operations on market timing, trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------

Investment income earned
    U.S. Government bonds                                                       $    3,483
    Other bonds (unaffiliated)                                                      27,677
    Bonds of affiliates                                                                 --
    Preferred stocks (unaffiliated)                                                     20
    Preferred stocks of affiliates                                                      --
    Common stocks (unaffiliated)                                                        20
    Common stocks of affiliates                                                         --
    Mortgage loans                                                                      --
    Real estate                                                                         --
    Contract loans                                                                      --
    Cash on hand and on deposit                                                         --
    Short-term investments                                                             420
    Other invested assets                                                              639
    Derivative instruments                                                              --
    Aggregate write-ins for investment income                                           --
                                                                                -----------
        Gross investment income                                                 $   32,259
                                                                                ===========

Real estate owned - book value less encumbrances                                $       --

Mortgage loans - book value:
    Farm mortgages                                                              $       --
    Residential mortgages                                                               --
    Commercial mortgages                                                                --
                                                                                -----------
        Total mortgage loans                                                    $       --
                                                                                ===========

Mortgage loans by standing - book value:
    Good standing                                                               $       --
    Good standing with restructured terms                                               --
    Interest overdue more than 90 days, not in foreclosure                              --
    Foreclosure in process                                                              --

Other long-term assets - statement value                                        $   26,099

Bonds and stocks of parents, subsidiaries and affiliates - book value
    Bonds                                                                       $       --
    Preferred stocks                                                            $       --
    Common stocks                                                               $  356,951


See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------

Bond and short-term investments by class and maturity:
    By maturity - statement value
        Due within one year or less                                             $  100,908
        Over 1 year through 5 years                                                319,657
        Over 5 years through 10 years                                              149,265
        Over 10 years through 20 years                                              26,202
        Over 20 years                                                               28,194
                                                                                -----------
             Total by maturity                                                  $  624,226
                                                                                ===========
        By class - statement value
        Class 1                                                                 $  480,768
        Class 2                                                                    127,341
        Class 3                                                                      7,615
        Class 4                                                                      6,757
        Class 5                                                                      1,546
        Class 6                                                                        199
                                                                                -----------
             Total by class                                                     $  624,226
                                                                                ===========

    Total publicly traded                                                       $  557,383
    Total privately placed                                                      $   66,843
Preferred stocks - statement value                                              $    1,129
Common stocks - fair value                                                      $  357,659
Short-term investments - book value                                             $   44,384
Options, caps & floors owned - statement value                                  $       18
Options, caps & floors written and in force - statement value                   $       --
Collar, swap & forward agreements open - statement value                        $       --
Futures contracts open - current value                                          $       --
Cash on deposit                                                                 $    1,419

Life insurance in force:
    Industrial                                                                  $       --
    Ordinary                                                                    $   18,264
    Credit life                                                                 $1,126,348
    Group life                                                                  $   89,340

Amount of accidental death insurance in force under
    Ordinary policies                                                           $       --

Life insurance policies with disability provisions in force:
    Industrial                                                                  $       --
    Ordinary                                                                    $       --
    Credit life                                                                 $       --
    Group life                                                                  $       --

Supplemental contracts in force:
    Ordinary - not involving life contingencies
        Amount on deposit                                                       $       --
        Income payable                                                          $       --


See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------

    Ordinary - involving life contingencies
        Income payable                                                          $       --

    Group - not involving life contingencies
        Amount of deposit                                                       $       --
        Income payable                                                          $       --

    Group - involving life contingencies
        Income payable                                                          $       --

Annuities:
    Ordinary
        Immediate - amount of income payable                                    $      299
        Deferred - fully paid account balance                                   $  105,214
        Deferred - not fully paid account balance                               $       --

    Group
        Amount of income payable                                                $       --
        Fully paid account balance                                              $       --
        Not fully paid account balance                                          $       --

Accident and health insurance - premiums in force
        Ordinary                                                                $       --
        Group                                                                   $       --
        Credit                                                                  $   14,297

Deposit funds and dividend accumulations
    Deposit funds - account balance                                             $       --
    Dividend accumulations - account balance                                    $       --

Claim payments 2004
    Group accident and health
        2004                                                                    $       --
        2003                                                                    $       --
        2002                                                                    $       --
        2001                                                                    $       --
        2000                                                                    $       --
        Prior                                                                   $       --

    Other accident and health
        2004                                                                    $       --
        2003                                                                    $       --
        2002                                                                    $       --
        2001                                                                    $       --
        2000                                                                    $       --
        Prior                                                                   $       --


See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------

    Other coverages that use development methods to calculate claim reserves
        2004                                                                    $      370
        2003                                                                    $    1,160
        2002                                                                    $      458
        2001                                                                    $      292
        2000                                                                    $      159
        Prior                                                                   $       76


See accompanying Independent Auditors' Report

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Notes to Financial Statements
       Statement of Investments as of December 31, 2004

The statutory financial statements and schedules of Citicorp Life Insurance Company and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The statutory financial statements of Citicorp Life Insurance Company include:

       Balance Sheets (statutory basis) as of December 31, 2004 and 2003 Statements of Operations (statutory basis) for the years ended December 31, 2004 and 2003
       Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2004 and 2003
       Statements of Cash Flows (statutory basis) for the years ended December 31, 2004 and 2003
       Notes to Financial Statements (statutory basis)
       Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year ended December 31, 2004
       Summary Investment Schedule
       Supplemental Investment Risk Interrogatories

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

       1. Certified resolution of the board of directors of Citicorp Life Insurance Company (the "Company") establishing Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

       2.         Not Applicable.

       3. Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

       4(a)       Contract Form.*

       4(b)       Individual Retirement Annuity Endorsement.*

       4(c)       403(b) Tax Sheltered Annuity Endorsement.*

       4(d)       Annuity Contract Endorsement: Waiver of Surrender Charges.*

       4(e)       Variable Annuity Endorsement: Amendment of Contract
                  Provisions.****

       4(f)       Roth Individual Retirement Annuity Endorsement.****

       5          Contract Application.**

       6(a)       Certificate of Incorporation of the Company.*

       6(b)       By-Laws of the Company.*

       7          None.

       8(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Citicorp Life Insurance Company*

       8(b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Citicorp Life Insurance Company.**

       8(c) Participation Agreement Between MFS Variable Insurance Trust, Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

       8(d) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and Citicorp Life Insurance Company, on Behalf of Itself and Citicorp Life Variable Annuity Separate Account.**

       8(e) Participation Agreement Among CitiFunds and Citicorp Life Insurance Company.**

       8(f) Participation Agreement Between Variable Annuity Portfolios and Citicorp Life Insurance Company.**

       8(g) Administrative Services Agreement between Citicorp Insurance Services, Inc. and Citicorp Life Insurance Company with Addendums.*

       8(h) Participation Agreement Among Citicorp Life Insurance Company, Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio..(Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

       9          Opinion and Consent of Catherine S. Mulholland, Esq. *****

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm, filed herewith.

      11          Not Applicable.

      12          None.

      14          Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus, William R. Hogan and David A. Tyson. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 26, 2002.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for David P. Marks. Filed herewith.


* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-81626).

** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-81626).

*** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 28, 1997 (File 33-81626).

**** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-81626).

***** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 11 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on May 1, 2000 (File 33-81626).

ITEM 25.      DIRECTORS AND OFFICERS OF THE COMPANY.

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------

Kathleen L. Preston*                           Director, President and Chief Executive Officer

Glenn D. Lammey*                               Director, Senior Executive Vice President and Chief Financial Officer,
                                               Chief Accounting Officer

David P. Marks*                                Director, Executive Vice President and Chief Investment Officer

Marla Berman Lewitus*                          Director, Senior Vice President and General Counsel

Edward W. Cassidy*                             Executive Vice President

William Krivoshik*                             Senior Vice President and Chief Information Officer

Winifred Grimaldi*                             Senior Vice President

Richard Bush*                                  Vice President

Donald R. Munson, Jr.*                         Vice President

David A. Golino*                               Vice President and Controller

Linn K. Richardson*                            Second Vice President and Actuary

Ernest J. Wright*                              Vice President and Secretary

Kathleen A. McGah*                             Assistant Secretary

Principal Business Address:

*      One Cityplace
       Hartford, CT  06103-3415


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005 there were 892 Contract Owners.

ITEM 28.      INDEMNIFICATION

The Articles of Incorporation of Citicorp Life Insurance Company provide in
Article IX as follows:

(1) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact he is or was a director or officer of the Corporation, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

(2) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court having jurisdiction in cases of equity of the State of Arizona or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court having jurisdiction in cases of equity of the State of Arizona or such other court shall deem proper.

(3) The Corporation may indemnify any person who is or was an employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this
       Article IX with respect to a person who is or was a director or officer of the Corporation.

(4) Any indemnification under paragraphs 1, 2 and 3 of this Article IX (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth therein. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum (as defined in the by-laws of the Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

(5) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors of the Corporation in the manner provided in the next preceding paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

(6) The indemnification provided by this Article IX shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any statute, by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(7) By action of its Board of Directors, notwithstanding any interest of the directors in the action, the Corporation may cause to be purchased and maintained insurance, in such amounts as the Board of Directors deems appropriate, on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or of any corporation a majority of the voting stock of which is owned by the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power or would be required to indemnify him against such liability under the provisions of this Article IX or of the General Corporation Law of the State of Arizona.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        ----------------                   ----------------

        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President, Chief Executive Officer and Chief Operating
                                           Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at One Cityplace, Hartford, CT 06103.

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 2nd day of May, 2005.



                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)




                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 2nd day of May, 2005.



* KATHLEEN L. PRESTON                                                      Director, President and Chief Executive
---------------------------------------------------------                  Officer (Principal Executive Officer)
(Kathleen L. Preston)

*GLENN D. LAMMEY                                                           Director, Senior Executive Vice
---------------------------------------------------------                  President and Chief Financial Officer,
(Glenn D. Lammey)                                                          Chief Accounting Officer (Principal
                                                                           Financial Officer)

*MARLA BERMAN LEWITUS                                                      Director
---------------------------------------------------------
(Marla Berman Lewitus)

*DAVID P. Marks                                                            Director
---------------------------------------------------------
(David P. Marks)



*By:   /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------

      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm

      14.        Power of Attorney authorizing Ernest J. Wright or Kathleen A.
                 McGah as signatory for David P. Marks.